UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP

(Exact name of registrant as specified in charter)

73 Tremont Street, Boston, Massachusetts 02108

(Address of principal executive offices) (Zip code)

Robert L. Giles, Jr.

73 Tremont Street

Boston, Massachusetts  02108

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Kiewit Investment Fund LLLP
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2006 (Unaudited)
			Shares	Market Value
EQUITY INVESTMENTS (58.4%)
Common Stocks (Active & Passive Equities (35.9%)
Consumer Discretionary (4.5%)
	99 Cents Only Stores*		100	1,217
	Aaron Rents, Inc.		100	2,878
	Abercrombie & Fitch Co.		300	20,889
	AC Moore Arts & Crafts, Inc.*		100	2,167
	Advance Auto Parts, Inc.		400	14,224
	Advo, Inc.		100	3,260
	Aeropostale, Inc.*		200	6,174
	AFC Enterprises*		100	1,767
	Aftermarket Technology Corp.*		100	2,128
	Amazon.Com, Inc.*		1,100	43,406
	Ambassadors Group, Inc.		100	3,035
	American Axle & Manufacturing Holdings, Inc.		100	1,899
	American Eagle Outfitters		600	18,726
	American Greetings Corp. (Class A)		200	4,774
	Ameristar Casinos, Inc.		100	3,074
	AnnTaylor Stores Corp.*		300	9,852
	Apollo Group, Inc. (Class A)*		500	19,485
	Applebees International, Inc.		300	7,401
	Arbitron, Inc.		100	4,344
	Arctic Cat, Inc.		100	1,759
	ArvinMeritor, Inc.		200	3,646
	Audible, Inc.*		100	793
	Audiovox Corp.*		100	1,409
	Autoliv, Inc.		300	18,090
	Autonation, Inc.*		547	11,662
	Autozone, Inc.*		1,975	228,231
	Aztar Corp.*		200	10,884
	Bally Technologies, Inc.*		200	3,736
	Barnes & Noble, Inc.		200	7,942
	Beazer Homes USA, Inc.		200	9,402
	Bebe Stores, Inc.		100	1,979
	Bed Bath & Beyond, Inc.*		1,000	38,100
	Belo Corp. (Class A)		300	5,511
	Best Buy Co., Inc.		1,500	73,785
	Big 5 Sporting Goods Corp.		100	2,442
	Big Lots, Inc.*		400	9,168
	BJ's Restaurants, Inc.*		100	2,021
	Black & Decker Corp.		300	23,991
	Blockbuster, Inc. (Class A)*		600	3,174
	Blue Nile, Inc.*		100	3,689
	Bluegreen Corp.*		100	1,283
	Blyth, Inc.		100	2,075
	Bob Evans Farms, Inc.		100	3,422
	Borders Group, Inc.		200	4,470
	BorgWarner, Inc.		200	11,804
	Boyd Gaming Corp.		200	9,062
	Bright Horizons Family Solutions, Inc.*		100	3,866
	Brinker International, Inc.		450	13,572
	Brookfield Homes Corp.		88	3,304
	Brown Shoe Co., Inc.		150	7,161
	Brunswick Corp.		300	9,570
	Build-A-Bear Workshop, Inc.*		100	2,802
	Building Material Holding Corp.		200	4,938
	Burger King Holdings, Inc.*		100	2,110
	Cabela's, Inc. (Class A)*		100	2,413
	Cablevision Systems Corp.		800	22,784
	California Pizza Kitchen, Inc.*		100	3,331
	Callaway Golf Co.		300	4,323
	Career Education Corp.*		300	7,434
	Carmax, Inc.*		400	21,452
	Carter's, Inc.*		200	5,100
	Catalina Marketing Corp.		200	5,500
	Cato Corp. (Class A)		100	2,291
	CBRL Group, Inc.		200	8,952
	CBS Corp. (Class B)		10,600	330,508
	CEC Entertainment, Inc.*		100	4,025
	Centex Corp.		500	28,135
	Champion Enterprises, Inc.*		300	2,808
	Charlotte Russe Holding, Inc.*		100	3,075
	Charming Shoppes, Inc.*		400	5,412
	Charter Communications, Inc. (Class A)*		1,000	3,060
	Cheesecake Factory *		300	7,380
	Chico's FAS, Inc.*		600	12,414
	Childrens Place Retail Stores, Inc. *		100	6,352
	Chipotle Mexican Grill, Inc.(Class B)*		106	5,512
	Choice Hotels International, Inc.		100	4,210
	Christopher & Banks Corp.		100	1,866
	Circuit City Stores, Inc.		600	11,388
	Citadel Broadcasting Corp.		200	1,992
	CKE Restaurants, Inc.		200	3,680
	CKX, Inc.*		100	1,173
	Claire's Stores, Inc.		400	13,256
	Clear Channel Communications, Inc.		1,800	63,972
	Clear Channel Outdoor Holdings, Inc. (Class A)*		100	2,791
	Coach, Inc.*		1,400	60,144
	Coinstar, Inc.*		100	3,057
	Coldwater Creek, Inc.*		250	6,130
	Columbia Sportswear Co.*		100	5,570
	Comcast Corp. (Class A)*		7,200	304,776
	Cooper Tire & Rubber Co.		200	2,860
	Corinthian Colleges, Inc.*		300	4,089
	Cost Plus, Inc.*		100	1,030
	Cox Radio, Inc. (Class A)*		100	1,630
	CSK Auto Corp.*		200	3,430
	CTC Media, Inc.*		100	2,401
	Cumulus Media, Inc.(Class A)*		200	2,078
	Darden Restaurants, Inc.		500	20,085
	Deckers Outdoor Co.*		100	5,995
	Denny's Corp.*		300	1,413
	DeVry, Inc.*		200	5,600
	Dick's Sporting Goods, Inc.*		100	4,899
	Dillard's, Inc. (Class A)		200	6,994
	DIRECTV Group, Inc. *		3,000	74,820
	Discovery Holding Co. (Class A)*		1,100	17,699
	Dollar General Corp.		1,100	17,666
	Dollar Tree Stores, Inc.*		400	12,040
	Domino's Pizza, Inc.		100	2,800
	Dow Jones & Co., Inc.		200	7,600
	DR Horton, Inc.		1,100	29,139
	DreamWorks Animation SKG, Inc. (Class A)*		100	2,949
	Dress Barn, Inc.*		200	4,666
	Drew Industries, Inc.*		100	2,601
	DSW, Inc. (Class A)*		100	3,857
	Eastman Kodak Co.		1,000	25,800
	EchoStar Communications Corp. (Class A)*		800	30,424
	Educate, Inc.*		100	712
	Emmis Communications Corp. (Class A)*		100	824
	Entercom Communications Corp. (Class A)		100	2,818
	Entravision Communications Corp. (Class A)*		300	2,466
	Ethan Allen Interiors, Inc.		100	3,611
	EW Scripps Co. (Class A)		300	14,982
	Expedia, Inc.*		900	18,882
	Family Dollar Stores, Inc.		600	17,598
	Federated Department Stores, Inc.		2,022	77,099
	Finish Line (Class A)		100	1,428
	Fleetwood Enterprises, Inc.*		200	1,582
	Foot Locker, Inc.		600	13,158
	Ford Motor Co.		6,700	50,317
	Fortune Brands, Inc.		600	51,234
	Fossil, Inc.*		200	4,516
	Fred's, Inc.		100	1,204
	Furniture Brands International, Inc.		200	3,246
	GameStop Corp. (Class A)*		300	16,533
	Gannett Co., Inc.		900	54,414
	Gap, Inc.		2,000	39,000
	Gaylord Entertainment Co.*		200	10,186
	Gemstar-TV Guide International, Inc.*		800	3,208
	General Motors Corp.		1,700	52,224
	Genesco, Inc.*		100	3,730
	Gentex Corp.		500	7,780
	Genuine Parts Co.		600	28,458
	Getty Images, Inc.*		200	8,564
	Goodyear Tire & Rubber Co. *		700	14,693
	Gray Television, Inc.		200	1,466
	Great Wolf Resorts, Inc.*		100	1,396
	Group 1 Automotive, Inc.		100	5,172
	GSI Commerce, Inc.*		100	1,875
	Guess?, Inc.*		100	6,343
	Guitar Center, Inc.*		100	4,546
	Gymboree Corp.*		100	3,816
	H&R Block, Inc.		1,200	27,648
	Hanesbrands, Inc.*		350	8,267
	Harley-Davidson, Inc.		1,000	70,470
	Harman International Industries, Inc.		300	29,973
	Harrah's Entertainment, Inc.		700	57,904
	Harte-Hanks, Inc.		200	5,542
	Hasbro, Inc.		600	16,350
	Hearst-Argyle Television, Inc.		100	2,550
	Hibbett Sporting Goods, Inc.*		150	4,580
	Hilton Hotels Corp.		1,400	48,860
	Home Depot, Inc.		7,800	313,248
	HOT Topic, Inc.*		200	2,668
	Hovnanian Enterprises, Inc. (Class A)*		200	6,780
	IAC/InterActiveCorp.*		700	26,012
	Iconix Brand Group, Inc.*		100	1,939
	Idearc, Inc.		530	15,185
	Ihop Corp.		100	5,270
	Interactive Data Corp.*		100	2,404
	Interface, Inc. (Class A)*		200	2,844
	International Game Technology (Class A)		1,300	60,060
	International Speedway Corp. (Class A)		100	5,104
	Interpublic Group of Cos., Inc.*		1,700	20,808
	INVESTools, Inc.*		300	4,137
	Isle of Capri Casinos, Inc.*		100	2,658
	ITT Educational Services, Inc.*		200	13,274
	J Crew Group, Inc.*		100	3,855
	Jack in the Box, Inc.*		100	6,104
	Jackson Hewitt Tax Service, Inc.		100	3,397
	Jakks Pacific, Inc.*		100	2,184
	Jarden Corp.*		200	6,958
	JC Penney Co., Inc.		900	69,624
	Jo-Ann Stores, Inc.*		100	2,460
	John Wiley & Sons, Inc. (Class A)		200	7,694
	Johnson Controls, Inc.		2,875	247,020
	Jones Apparel Group, Inc.		400	13,372
	JOS A Bank Clothiers, Inc.*		125	3,669
	Journal Communications, Inc. (Class A)		100	1,261
	Journal Register Co.		100	730
	K2, Inc.*		200	2,638
	KB HOME		300	15,384
	Kellwood Co.		100	3,252
	Keystone Automotive Industries, Inc.*		100	3,399
	Kimball International, Inc. (Class B)		100	2,430
	Kohl's Corp.*		1,200	82,116
	Krispy Kreme Doughnuts, Inc.*		200	2,220
	K-Swiss, Inc. (Class A)		100	3,074
	Lamar Advertising Co. (Class A)*		300	19,617
	Landry's Restaurants, Inc.		100	3,009
	Las Vegas Sands Corp.*		500	44,740
	Laureate Education, Inc.*		200	9,726
	La-Z-Boy, Inc.		200	2,374
	Leapfrog Enterprises, Inc.*		100	948
	Lear Corp.		200	5,906
	Lee Enterprises, Inc.		200	6,212
	Leggett & Platt, Inc.		600	14,340
	Lennar Corp. (Class A)		500	26,230
	Levitt Corp. (Class A)		100	1,224
	Liberty Global, Inc. (Class A)*		645	18,802
	Liberty Global, Inc. (Class C)*		684	19,152
	Liberty Media Holding Corp. - Capital (Class A)*		480	47,030
	Liberty Media Holding Corp. - Interactive (Class A)*		2,600	56,082
	Life Time Fitness, Inc.*		100	4,851
	Lin TV Corp. (Class A)*		100	995
	Lithia Motors, Inc. (Class A)		100	2,876
	Live Nation, Inc.*		225	5,040
	Liz Claiborne, Inc.		400	17,384
	LKQ Corp.*		200	4,598
	Lowe's Cos., Inc.		5,700	177,555
	Ltd. Brands		1,200	34,728
	Luby's, Inc.*		100	1,089
	Magna International, Inc. (Class A)		3,775	304,076
	Marcus Corp.		100	2,558
	MarineMax, Inc.*		100	2,593
	Marriott International, Inc. (Class A)		1,300	62,036
	Martha Stewart Living Omnimedia (Class A)*		100	2,190
	Marvel Entertainment, Inc.*		200	5,382
	Mattel, Inc.		1,500	33,990
	Matthews International Corp. (Class A)		100	3,935
	McClatchy Co. (Class A)		253	10,955
	McDonald's Corp.		4,593	203,608
	McGraw-Hill Cos., Inc.		1,300	88,426
	MDC Holdings, Inc.		100	5,705
	Media General, Inc. (Class A)		100	3,717
	Mediacom Communications Corp. (Class A)*		200	1,608
	Men's Wearhouse, Inc.		200	7,652
	Meredith Corp.		100	5,635
	Meritage Homes Corp.*		100	4,772
	MGM Mirage*		500	28,675
	Midas, Inc.*		100	2,300
	Modine Manufacturing Co.		100	2,503
	Mohawk Industries, Inc.*		200	14,972
	Monaco Coach Corp.		100	1,416
	Morningstar, Inc.*		100	4,505
	Movado Group, Inc.		100	2,900
	Multimedia Games, Inc.*		100	960
	Nautilus, Inc.		100	1,400
	NetFlix, Inc.*		100	2,586
	New York Times Co. (Class A)		500	12,180
	Newell Rubbermaid, Inc.		1,000	28,950
	News Corp. (Class A)		8,400	180,432
	Nike, Inc. (Class B)		700	69,321
	Nordstrom, Inc.		900	44,406
	NTL, Inc.		1,080	27,259
	Nutri/System, Inc.*		100	6,339
	NVR, Inc.*		18	11,610
	Oakley, Inc.		100	2,006
	O'Charleys, Inc.*		100	2,128
	Office Depot, Inc.*		1,100	41,987
	OfficeMax, Inc.		300	14,895
	Omnicom Group, Inc.		637	66,592
	O'Reilly Automotive, Inc.*		400	12,824
	OSI Restaurant Partners, Inc.		200	7,840
	Oxford Industries, Inc.		100	4,965
	Pacific Sunwear of California *		300	5,874
	Panera Bread Co. (Class A)*		100	5,591
	Papa John's International, Inc.*		200	5,802
	Payless Shoesource, Inc.*		200	6,564
	Penn National Gaming, Inc.*		300	12,486
	PEP Boys-Manny Moe & Jack		200	2,972
	PetSmart, Inc.		500	14,430
	PF Chang's China Bistro, Inc.*		100	3,838
	Phillips-Van Heusen		200	10,034
	Pier 1 Imports, Inc.		300	1,785
	Pinnacle Entertainment, Inc.*		200	6,628
	Playboy Enterprises, Inc. (Class B)*		100	1,146
	Polaris Industries, Inc.		200	9,366
	Polo Ralph Lauren Corp.		200	15,532
	Pool Corp.		200	7,834
	Priceline.com, Inc.*		100	4,361
	Primedia, Inc.*		500	845
	ProQuest Co.*		100	1,045
	Pulte Homes, Inc.		800	26,496
	Quiksilver, Inc.*		400	6,300
	Radio One, Inc. (Class D)*		300	2,022
	RadioShack Corp.		500	8,390
	Rare Hospitality International, Inc.*		100	3,293
	RC2 Corp.*		100	4,400
	RCN Corp.*		100	3,015
	Reader's Digest Association, Inc.		300	5,010
	Red Robin Gourmet Burgers, Inc.*		100	3,585
	Regal Entertainment Group (Class A)		200	4,264
	Regis Corp.		200	7,908
	Rent-A-Center, Inc.*		200	5,902
	RH Donnelley Corp.		220	13,801
	Ross Stores, Inc.		500	14,650
	Ruby Tuesday, Inc.		200	5,488
	Ryland Group, Inc.		200	10,924
	Saks, Inc.		600	10,692
	Sally Beauty Holdings, Inc.*		300	2,340
	Scholastic Corp.*		100	3,584
	Scientific Games Corp.*		200	6,046
	Sears Holdings Corp.*		347	58,272
	Select Comfort Corp.*		150	2,609
	Service Corp. International/US		1,000	10,250
	ServiceMaster Co.		1,000	13,110
	Sherwin-Williams Co.		400	25,432
	Shuffle Master, Inc.*		100	2,620
	Sinclair Broadcast Group, Inc. (Class A)		200	2,100
	Sirius Satellite Radio, Inc.*		5,100	18,054
	Six Flags, Inc.*		300	1,572
	Skechers U.S.A., Inc. (Class A)*		100	3,331
	Snap-On, Inc.		200	9,528
	Sonic Automotive, Inc. (Class A)		100	2,904
	Sonic Corp.*		200	4,790
	Sotheby's (Class A)*		200	6,204
	Source Interlink Cos., Inc.*		100	816
	Spanish Broadcasting System, Inc (Class A).*		100	411
	Speedway Motorsports, Inc.		100	3,840
	Stage Stores, Inc.		100	3,039
	Stamps.com, Inc.*		100	1,575
	Standard-Pacific Corp.		200	5,358
	Stanley Works		300	15,087
	Staples, Inc.		2,700	72,090
	Starbucks Corp.*		2,800	99,176
	Starwood Hotels & Resorts Worldwide, Inc.		800	50,000
	Station Casinos, Inc.		200	16,334
	Steak N Shake Co. *		100	1,760
	Stein Mart, Inc.		100	1,326
	Steven Madden Ltd.		150	5,264
	Stewart Enterprises, Inc. (Class A)		400	2,500
	Strayer Education, Inc.		100	10,605
	Stride Rite Corp.		100	1,508
	Sun-Times Media Group, Inc.		200	982
	Superior Industries International, Inc.		100	1,927
	Talbots, Inc.		100	2,410
	Target Corp.		3,200	182,560
	Technical Olympic USA, Inc.		100	1,017
	Tempur-Pedic International, Inc.*		100	2,046
	Tenneco, Inc.*		200	4,944
	Texas Roadhouse, Inc. (Class A)*		200	2,652
	Thor Industries, Inc.		100	4,399
	Tiffany & Co.		500	19,620
	Tim Hortons, Inc.*		641	18,563
	Timberland Co. (Class A)*		200	6,316
	Time Warner, Inc.		14,600	317,988
	Tivo, Inc.*		200	1,024
	TJX Cos., Inc.		11,700	333,684
	Toll Brothers, Inc.*		500	16,115
	Tractor Supply Co.*		100	4,471
	Triarc Cos., Inc. (Class B)		200	4,000
	Tribune Co.		800	24,624
	Trump Entertainment Resorts, Inc.*		100	1,824
	TRW Automotive Holdings Corp.*		100	2,587
	Tuesday Morning Corp.		100	1,555
	Tupperware Brands Corp.		200	4,522
	Tween Brands, Inc.*		100	3,993
	Under Armour, Inc. (Class A)*		100	5,045
	United Auto Group, Inc.		200	4,714
	Universal Technical Institute, Inc.*		100	2,221
	Univision Communications, Inc. (Class A)*		800	28,336
	Urban Outfitters, Inc.*		400	9,212
	Vail Resorts, Inc.*		100	4,482
	Valassis Communications, Inc.*		200	2,900
	Valuevision Media, Inc. (Class A)*		100	1,314
	VF Corp.		300	24,624
	Viacom, Inc. (Class B)*		2,300	94,369
	Visteon Corp.*		400	3,392
	Walt Disney Co.		7,560	259,081
	Warnaco Group, Inc. *		200	5,076
	Warner Music Group Corp.		300	6,885
	Washington Post Co. (Class B)		18	13,421
	WCI Communities, Inc.*		100	1,918
	Weight Watchers International, Inc.		200	10,506
	Wendy's International, Inc.		400	13,236
	Westwood One, Inc.		300	2,118
	Whirlpool Corp.		4,085	339,137
	Williams-Sonoma, Inc.		400	12,576
	Winnebago Industries, Inc.		100	3,291
	WMS Industries, Inc.*		100	3,486
	Wolverine World Wide, Inc.		200	5,704
	Wyndham Worldwide Co.*		720	23,054
	Wynn Resorts Ltd.*		200	18,770
	XM Satellite Radio Holdings, Inc. (Class A)*		1,100	15,895
	Yankee Candle Co., Inc.		200	6,856
	Yum! Brands, Inc.		1,000	58,800
	Zale Corp.*		200	5,642
	Zumiez, Inc.		100	2,954
				8,286,684
Consumer Staples (3.0%)
	Alberto-Culver Co.		300	6,435
	Alliance One International, Inc.		300	2,118
	Altria Group, Inc.		7,700	660,814
	Andersons, Inc./The		100	4,239
	Anheuser-Busch Cos., Inc.		2,800	137,760
	Archer-Daniels-Midland Co.		2,400	76,704
	Avon Products, Inc.		1,600	52,864
	Bare Escentuals, Inc.*		100	3,107
	BJ's Wholesale Club, Inc.*		200	6,222
	Brown-Forman Corp. (Class B)		200	13,248
	Campbell Soup Co.		900	35,001
	Casey's General Stores, Inc.		200	4,710
	Central European Distribution Corp.*		150	4,455
	Central Garden & Pet Co.*		100	4,842
	Chattem, Inc.*		100	5,008
	Chiquita Brands International, Inc.		100	1,597
	Church & Dwight Co., Inc.		200	8,530
	Clorox Co.		600	38,490
	Coca-Cola Co.		7,500	361,875
	Coca-Cola Enterprises, Inc.		1,200	24,504
	Colgate-Palmolive Co.		1,900	123,956
	ConAgra Foods, Inc.		1,900	51,300
	Constellation Brands, Inc. (Class A)*		700	20,314
	Corn Products International, Inc.		300	10,362
	Costco Wholesale Corp.		1,700	89,879
	CVS Corp.		3,000	92,730
	Dean Foods Co.*		500	21,140
	Del Monte Foods Co.		700	7,721
	Delta & Pine Land Co.		100	4,045
	Elizabeth Arden, Inc.*		100	1,905
	Energizer Holdings, Inc.*		200	14,198
	Estee Lauder Cos., Inc.		500	20,410
	Flowers Foods, Inc.		200	5,398
	General Mills, Inc.		1,300	74,880
	Gold Kist, Inc.*		200	4,204
	Great Atlantic & Pacific Tea Co.		100	2,574
	Hain Celestial Group, Inc.*		100	3,121
	Hansen Natural Corp.*		200	6,736
	Hershey Co.		700	34,860
	HJ Heinz Co.		1,200	54,012
	Hormel Foods Corp.		300	11,202
	J&J Snack Foods Co.		100	4,140
	JM Smucker Co.		200	9,694
	Kellogg Co.		900	45,054
	Kimberly-Clark Corp.		5,200	353,340
	Kraft Foods, Inc.		800	28,560
	Kroger Co.		2,600	59,982
	Lancaster Colony Corp.		100	4,431
	Lance, Inc.		100	2,008
	Loews Corp. - Carolina Group		400	25,888
	Longs Drug Stores Corp.		100	4,238
	McCormick & Co., Inc.		500	19,280
	Molson Coors Brewing Co. (Class B)		200	15,288
	NBTY, Inc.*		200	8,314
	Nu Skin Enterprises, Inc. (Class A)		200	3,646
	Pantry, Inc.*		100	4,684
	Pathmark Stores, Inc.*		100	1,115
	Pepsi Bottling Group, Inc.		500	15,455
	PepsiAmericas, Inc.		200	4,196
	PepsiCo, Inc.		6,100	381,555
	Performance Food Group Co.*		200	5,528
	Pilgrim's Pride Corp.		100	2,943
	Playtex Products, Inc.*		100	1,439
	Prestige Brands Holdings, Inc.*		100	1,302
	Procter & Gamble Co.		12,102	777,796
	RalCorp Holdings, Inc.*		100	5,089
	Revlon, Inc. (Class A)*		552	707
	Reynolds American, Inc.		600	39,282
	Rite Aid Corp.*		1,700	9,248
	Ruddick Corp.		100	2,775
	Safeway, Inc.		1,700	58,752
	Sanderson Farms, Inc.		100	3,029
	Sara Lee Corp.		14,700	250,341
	Seaboard Co.		2	3,530
	Smithfield Foods, Inc.*		400	10,264
	Spectrum Brands, Inc.*		100	1,090
	Supervalu, Inc.		718	25,669
	Sysco Corp.		2,300	84,548
	Tootsie Roll Industries, Inc.		103	3,368
	Topps Co., Inc.		100	890
	TreeHouse Foods, Inc.*		100	3,120
	Tyson Foods, Inc. (Class A)		800	13,160
	United Natural Foods, Inc.*		200	7,184
	Universal Corp./Richmond VA		100	4,901
	UST, Inc.		600	34,920
	Vector Group Ltd.		110	1,953
	Walgreen Co.		3,700	169,793
	Wal-Mart Stores, Inc.		17,325	800,069
	WD-40 Co.		100	3,487
	Weis Markets, Inc.		100	4,011
	Whole Foods Market, Inc.		500	23,465
	Wild Oats Markets, Inc.*		100	1,438
	WM Wrigley Jr Co.		850	43,962
				5,497,391
Energy (2.8%)
	Alpha Natural Resources, Inc.*		200	2,846
	Anadarko Petroleum Corp.		1,700	73,984
	Apache Corp.		1,200	79,812
	Arch Coal, Inc.		500	15,015
	Arena Resources, Inc.*		100	4,271
	Atlas America, Inc.*		150	7,646
	ATP Oil & Gas Corp.*		100	3,957
	Atwood Oceanics, Inc.*		100	4,897
	Aventine Renewable Energy Holdings, Inc.*		200	4,712
	Baker Hughes, Inc.		1,200	89,592
	Berry Petroleum Co. (Class A)		200	6,202
	Bill Barrett Corp.*		100	2,721
	BJ Services Co.		1,200	35,184
	BP plc ADR		2,925	196,268
	Bristow Group, Inc.*		100	3,609
	Cabot Oil & Gas Corp.		200	12,130
	Cameron International Corp.*		400	21,220
	CARBO Ceramics, Inc.		100	3,737
	Carrizo Oil & Gas, Inc.*		100	2,902
	Cheniere Energy, Inc.*		200	5,774
	Chesapeake Energy Corp.		1,500	43,575
	Chevron Corp.		8,200	602,946
	Cimarex Energy Co.		300	10,950
	CNX Gas Corp.*		100	2,550
	Complete Production Services, Inc.*		100	2,120
	Comstock Resources, Inc.*		100	3,106
	ConocoPhillips		6,037	434,362
	Consol Energy, Inc.		700	22,491
	Crosstex Energy, Inc.		129	4,088
	Delta Petroleum Corp.*		200	4,632
	Denbury Resources, Inc.*		400	11,116
	Devon Energy Corp.		1,600	107,328
	Diamond Offshore Drilling, Inc.		200	15,988
	Dresser-Rand Group, Inc.*		100	2,447
	Dril-Quip, Inc.*		200	7,832
	Edge Petroleum Corp.*		100	1,824
	El Paso Corp.		2,500	38,200
	Encore Acquisition Co.*		200	4,906
	Energy Partners Ltd.*		100	2,442
	ENSCO International, Inc.		600	30,036
	EOG Resources, Inc.		900	56,205
	Evergreen Energy, Inc.*		200	1,978
	EXCO Resources, Inc.*		200	3,382
	Exxon Mobil Corp.		22,200	1,701,186
	FMC Technologies, Inc.*		300	18,489
	Forest Oil Corp.*		200	6,536
	Foundation Coal Holdings, Inc.		200	6,352
	Frontier Oil Corp.		400	11,496
	Gasco Energy, Inc.*		200	490
	Giant Industries, Inc.*		100	7,495
	Global Industries Ltd.*		300	3,912
	Goodrich Petroleum Co.*		100	3,618
	Grant Prideco, Inc.*		500	19,885
	Grey Wolf, Inc.*		600	4,116
	Gulfmark Offshore, Inc.*		100	3,741
	Halliburton Co.		3,800	117,990
	Hanover Compressor Co.*		300	5,667
	Harvest Natural Resources, Inc.*		100	1,063
	Helix Energy Solutions Group, Inc.*		343	10,760
	Helmerich & Payne, Inc.		400	9,788
	Hercules Offshore, Inc.*		100	2,890
	Hess Corp.		900	44,613
	Holly Corp.		200	10,280
	Hornbeck Offshore Services, Inc.*		100	3,570
	Houston Exploration Co.*		100	5,178
	Hydril*		100	7,519
	Input/Output, Inc.*		200	2,726
	International Coal Group, Inc.*		400	2,180
	James River Coal Co.*		100	928
	Kinder Morgan, Inc.		400	42,300
	Lone Star Technologies, Inc.*		100	4,841
	Lufkin Industries, Inc.		100	5,808
	Marathon Oil Corp.		1,300	120,250
	Mariner Energy, Inc.*		200	3,920
	Massey Energy Co.		300	6,969
	McMoRan Exploration Co.*		100	1,422
	Meridian Resource Corp.*		300	927
	Murphy Oil Corp.		700	35,595
	NATCO Group, Inc.*		100	3,188
	National Oilwell Varco, Inc.*		700	42,826
	Newfield Exploration Co.*		500	22,975
	Newpark Resources*		300	2,163
	Noble Energy, Inc.		700	34,349
	Occidental Petroleum Corp.		3,168	154,693
	Oceaneering International, Inc.*		200	7,940
	Oil States International, Inc.*		200	6,446
	Overseas Shipholding Group		100	5,630
	Pacific Ethanol, Inc.*		100	1,539
	Parallel Petroleum Corp.*		100	1,757
	Parker Drilling Co.*		300	2,451
	Patterson-UTI Energy, Inc.		600	13,938
	Peabody Energy Corp.		1,000	40,410
	Penn Virginia Corp.		100	7,004
	PetroHawk Energy Corp.*		530	6,095
	Petroleum Development Corp.*		100	4,305
	Petroquest Energy, Inc.*		100	1,274
	Pioneer Drilling Co.*		100	1,328
	Pioneer Natural Resources Co.		500	19,845
	Plains Exploration & Production Co.*		300	14,259
	Pogo Producing Co.		200	9,688
	Pride International, Inc.*		600	18,006
	Quicksilver Resources, Inc.*		200	7,318
	Range Resources Corp.		450	12,357
	Rentech, Inc.*		500	1,885
	Rosetta Resources, Inc.*		200	3,734
	Rowan Cos., Inc.		400	13,280
	RPC, Inc.		225	3,798
	SEACOR Holdings, Inc.*		100	9,914
	Smith International, Inc.		800	32,856
	Southwestern Energy Co.*		600	21,030
	St. Mary Land & Exploration Co.		200	7,368
	Stone Energy Corp.*		100	3,535
	Sunoco, Inc.		500	31,180
	Superior Energy Services*		300	9,804
	Swift Energy Co.*		100	4,481
	Syntroleum Corp.*		100	346
	Tesoro Corp.		300	19,731
	Tetra Technologies, Inc.*		300	7,674
	Tidewater, Inc.		200	9,672
	Todco (Class A)		200	6,834
	Toreador Resources Corp.*		100	2,577
	Unit Corp.*		200	9,690
	Universal Compression Holdings, Inc.*		100	6,211
	USEC, Inc.		300	3,816
	Vaalco Energy, Inc.*		200	1,350
	Valero Energy Corp.		2,300	117,668
	Veritas DGC, Inc.*		100	8,563
	W&T Offshore, Inc.		100	3,072
	Warren Resources, Inc.*		200	2,344
	Western Refining, Inc.		100	2,546
	W-H Energy Services, Inc.*		100	4,869
	Whiting Petroleum Corp.*		100	4,660
	Williams Cos., Inc.		2,200	57,464
	World Fuel Services Corp.		100	4,446
	XTO Energy, Inc.		1,300	61,165
				5,144,830

Financials (8.9%)
	21st Century Insurance Group		100	1,765
	Acadia Realty Trust (REIT)		100	2,502
	Accredited Home Lenders Holding Co.*		118	3,219
	Advance America Cash Advance Centers, Inc.		200	2,930
	Advanta Corp. (Class B)		100	4,363
	Affiliated Managers Group, Inc.*		100	10,513
	Affordable Residential Communities*		100	1,165
	Aflac, Inc.		1,800	82,800
	AG Edwards, Inc.		300	18,987
	Alabama National Bancorporation		100	6,873
	Alexander's, Inc. (REIT)*		10	4,197
	Alexandria Real Estate Equities, Inc. (REIT)		100	10,040
	Alfa Corp.		100	1,881
	Alleghany Corp.*		16	5,818
	Allied Capital Corp.		500	16,340
	Allstate Corp.		8,700	566,457
	AMB Property Corp. (REIT)		300	17,583
	AMBAC Financial Group, Inc.		400	35,628
	Amcore Financial, Inc.		100	3,267
	American Campus Communities, Inc. (REIT)		100	2,847
	American Capital Strategies Ltd.		500	23,130
	American Equity Investment Life Holding Co.		100	1,303
	American Express Co.		4,000	242,680
	American Financial Group, Inc./OH		300	10,773
	American Financial Realty Trust (REIT)		400	4,576
	American Home Mortgage Investment Corp. (REIT)		200	7,024
	American International Group, Inc.		8,100	580,446
	American National Insurance		100	11,411
	AmeriCredit Corp.*		500	12,585
	Ameriprise Financial, Inc.		820	44,690
	Anchor Bancorp Wisconsin, Inc.		100	2,882
	Annaly Mortgage Management, Inc. (REIT)		800	11,128
	Anthracite Capital, Inc. (REIT)		200	2,546
	Anworth Mortgage Asset Corp. (REIT)		200	1,902
	AON Corp.		7,725	273,002
	Apartment Investment & Management Co. (REIT)		400	22,408
	Apollo Investment Corp.		226	5,062
	Archstone-Smith Trust (REIT)		800	46,568
	Argonaut Group, Inc.*		100	3,486
	Arthur J Gallagher & Co.		300	8,865
	Ashford Hospitality Trust, Inc. (REIT)		100	1,245
	Associated Banc-Corp.		500	17,440
	Assurant, Inc.		500	27,625
	Astoria Financial Corp.		300	9,048
	AvalonBay Communities, Inc. (REIT)		300	39,015
	Bancorpsouth, Inc.		300	8,046
	Bank Mutual Corp.		200	2,422
	Bank of America Corp.		16,754	894,496
	Bank of Hawaii Corp.		200	10,790
	Bank of New York Co., Inc.		2,800	110,236
	BankAtlantic Bancorp, Inc. (Class A)		100	1,381
	BankFinancial Corp.		100	1,781
	Bankunited Financial Corp. (Class A)		100	2,796
	Banner Co.		100	4,434
	BB&T Corp.		1,966	86,366
	Bear Stearns Cos., Inc.		443	72,112
	BioMed Realty Trust, Inc. (REIT)		200	5,720
	BlackRock, Inc./New York (Class A)		100	15,190
	BOK Financial Corp.		100	5,498
	Boston Private Financial Holdings, Inc.		100	2,821
	Boston Properties, Inc. (REIT)		429	47,997
	Brandywine Realty Trust (REIT)		369	12,269
	BRE Properties, Inc. (REIT)		200	13,004
	Bristol West Holdings, Inc.		100	1,583
	Brookline Bancorp, Inc.		200	2,634
	Brown & Brown, Inc.		400	11,284
	Calamos Asset Management, Inc. (Class A)		100	2,683
	Camden Property Trust (REIT)		200	14,770
	Capital One Financial Corp.		1,478	113,540
	CapitalSource, Inc. (REIT)		321	8,767
	Capitol BanCo. Ltd		100	4,620
	Capitol Federal Financial		100	3,842
	Cascade Bancorp		125	3,879
	Cash America International, Inc.		100	4,690
	Cathay General Bancorp (Class B)		200	6,902
	CB Richard Ellis Group, Inc. (Class A)*		700	23,240
	CBL & Associates Properties, Inc. (REIT)		200	8,670
	CBOT Holdings, Inc.* (Class A)		200	30,294
	Cedar Shopping Centers, Inc. (REIT)		100	1,591
	Centennial Bank Holdings, Inc.*		200	1,892
	Central Pacific Financial Corp.		100	3,876
	Charles Schwab Corp.		3,800	73,492
	CharterMac		200	4,294
	Chemical Financial Corp.		100	3,330
	Chicago Mercantile Exchange Holdings, Inc. (Class A)		127	64,738
	Chittenden Corp.		200	6,138
	Chubb Corp.		1,500	79,365
	Cincinnati Financial Corp.		600	27,186
	CIT Group, Inc.		700	39,039
	Citigroup, Inc.		26,900	1,498,330
	Citizens Banking Corp.		100	2,650
	City Holding Co.		100	4,089
	City National Corp./Beverly Hills, CA		200	14,240
	Clark, Inc.		100	1,663
	CNA Financial Corp.*		100	4,032
	Colonial BancGroup, Inc.		500	12,870
	Colonial Properties Trust (REIT)		200	9,376
	Columbia Banking System, Inc.		100	3,512
	Comerica, Inc.		4,875	286,065
	Commerce Bancorp, Inc./NJ		700	24,689
	Commerce Bancshares, Inc./Kansas City, MO		325	15,733
	Commerce Group, Inc.		200	5,950
	Community Bank System, Inc.		100	2,300
	Community Banks, Inc.		105	2,915
	Community Trust Bancorp, Inc.		100	4,153
	Compass Bancshares, Inc.		500	29,825
	CompuCredit Corp.*		100	3,981
	Conseco, Inc.*		500	9,990
	Corporate Office Properties Trust SBI MD (REIT)		100	5,047
	Corus Bankshares, Inc.		200	4,614
	Countrywide Financial Corp.		2,200	93,390
	Cousins Properties, Inc. (REIT)		100	3,527
	Crescent Real Estate EQT Co. (REIT)		300	5,925
	Cullen/Frost Bankers, Inc.		200	11,164
	CVB Financial Corp.		250	3,615
	Deerfield Triarc Capital Corp. (REIT)		200	3,386
	Delphi Financial Group		150	6,069
	Developers Diversified Realty Corp. (REIT)		400	25,180
	DiamondRock Hospitality Co. (REIT)		200	3,602
	Digital Realty Trust, Inc. (REIT)		100	3,423
	Dime Community Bancshares		100	1,401
	Direct General Corp.		100	2,064
	Doral Financial Corp.		300	861
	Douglas Emmett, Inc. (REIT)		300	7,977
	Downey Financial Corp.		100	7,258
	Duke Realty Corp. (REIT)		500	20,450
	E*Trade Financial Corp.*		1,500	33,630
	East West Bancorp, Inc.		200	7,084
	EastGroup Properties, Inc. (REIT)		100	5,356
	Eaton Vance Corp.		400	13,204
	Education Realty Trust, Inc. (REIT)		100	1,477
	Entertainment Properties Trust (REIT)		100	5,844
	Equity Inns, Inc. (REIT)		200	3,192
	Equity Lifestyle Properties, Inc. (REIT)		100	5,443
	Equity Office Properties Trust (REIT)		1,400	67,438
	Equity One, Inc. (REIT)		100	2,666
	Equity Residential (REIT)		1,100	55,825
	Erie Indemnity Co. (Class A)		200	11,596
	Essex Property Trust, Inc. (REIT)		100	12,925
	Extra Space Storage, Inc. (REIT)		300	5,478
	EzCo., Inc. (Class A)*		300	4,875
	FBL Financial Group, Inc. (Class A)		100	3,908
	Federal Home Loan Mortgage Corp.		8,300	563,570
	Federal National Mortgage Association		8,875	527,086
	Federal Realty Investors Trust (REIT)		200	17,000
	Federated Investors, Inc. (Class B)		300	10,134
	FelCor Lodging Trust, Inc. (REIT)		200	4,368
	Fidelity Bankshares, Inc.		100	3,967
	Fidelity National Title Group, Inc. (Class A)		9,340	223,039
	Fieldstone Investment Corp. (REIT)		200	876
	Fifth Third Bancorp		1,800	73,674
	Financial Federal Corp.		150	4,412
	First American Corp.		300	12,204
	First Bancorp/Puerto Rico		200	1,906
	First Cash Financial Services, Inc.*		100	2,587
	First Charter Corp.		100	2,460
	First Citizens BancShares, Inc./NC (Class A)		26	5,269
	First Commonwealth Financial Corp.		200	2,686
	First Community Bancorp, Inc./CA		100	5,227
	First Financial Bancorp		100	1,661
	First Financial Bankshares, Inc.		100	4,186
	First Horizon National Corp.		500	20,890
	First Industrial Realty Trust, Inc. (REIT)		200	9,378
	First Marblehead Corp.		150	8,198
	First Merchants Corp.		100	2,719
	First Midwest Bancorp, Inc./IL		200	7,736
	First Niagara Financial Group, Inc.		400	5,944
	First Place Financial Corp./OH		100	2,349
	First Potomac Realty Trust (REIT)		100	2,911
	First Republic Bank/San Francisco, CA		100	3,908
	First State Bancorporation/NM		100	2,475
	FirstFed Financial Corp.*		100	6,697
	FirstMerit Corp.		300	7,242
	Flagstar Bancorp, Inc.		100	1,484
	Flushing Financial Corp.		100	1,707
	FNB Corp./PA		200	3,654
	Forest City Enterprises, Inc. (Class A)		300	17,520
	Franklin Bank Corp./Houston, TX*		100	2,054
	Franklin Resources, Inc.		636	70,068
	Franklin Street Properties Corp. (REIT)		200	4,210
	Fremont General Corp.		200	3,242
	Friedman Billings Ramsey Group, Inc. (Class A) (REIT)		500	4,000
	Frontier Financial Corp.		150	4,385
	Fulton Financial Corp.		725	12,108
	General Growth Properties, Inc. (REIT)		600	31,338
	Genworth Financial, Inc.		1,700	58,157
	Getty Realty Corp. (REIT)		100	3,090
	GFI Group, Inc.*		100	6,226
	Glacier Bancorp, Inc.		150	3,666
	Glimcher Realty Trust (REIT)		100	2,671
	Global Signal, Inc. (REIT)		100	5,267
	GMH Communities Trust (REIT)		100	1,015
	Goldman Sachs Group, Inc.		1,400	279,090
	Gramercy Capital Corp./NY (REIT)		100	3,089
	Greater Bay Bancorp		200	5,266
	Greenhill & Co., Inc.		100	7,380
	Hancock Holding Co.		100	5,284
	Hanmi Financial Corp.		100	2,253
	Hanover Insurance Group, Inc.		200	9,760
	Harleysville Group, Inc.		100	3,482
	Harleysville National Corp.		105	2,028
	Hartford Financial Services Group, Inc.		1,100	102,641
	HCC Insurance Holdings, Inc.		400	12,836
	Health Care Property Investors, Inc. (REIT)		800	29,456
	Health Care REIT, Inc. (REIT)		300	12,906
	Healthcare Realty Trust, Inc. (REIT)		200	7,908
	Highland Hospitality Corp. (REIT)		300	4,275
	Highwoods Properties, Inc. (REIT)		200	8,152
	Hilb Rogal & Hobbs Co.		100	4,212
	Home Properties, Inc. (REIT)		100	5,927
	HomeBanc Corp./Atlanta GA (REIT)		200	846
	Horace Mann Educators Corp.		100	2,020
	Hospitality Properties Trust (REIT)		300	14,259
	Host Hotels & Resorts, Inc. (REIT)		1,889	46,375
	HRPT Properties Trust (REIT)		700	8,645
	Hudson City Bancorp, Inc.		2,100	29,148
	Huntington Bancshares, Inc./OH		914	21,708
	IBERIABANK Co.		100	5,905
	IMPAC Mortgage Holdings, Inc. (REIT)		300	2,640
	Independent Bank Corp./MI		105	2,655
	Independent Bank Corp./Rockland, MA		100	3,603
	IndyMac Bancorp, Inc.		300	13,548
	Infinity Property & Casualty Corp.		100	4,839
	Inland Real Estate Corp. (REIT)		200	3,744
	Innkeepers USA Trust (REIT)		100	1,550
	Integra Bank Corp.		100	2,752
	Interchange Financial Services Corp.		100	2,299
	IntercontinentalExchange, Inc.*		200	21,580
	International Bancshares Corp.		200	6,182
	International Securities Exchange, Inc.		200	9,358
	Investment Technology Group, Inc.*		200	8,576
	Investors Bancorp, Inc.*		300	4,719
	Investors Financial Services Corp.		300	12,801
	Investors Real Estate Trust (REIT)		200	2,052
	Irwin Financial Corp.		100	2,263
	iStar Financial, Inc. (REIT)		500	23,910
	Janus Capital Group, Inc.		700	15,113
	Jefferies Group, Inc.		400	10,728
	Jones Lang LaSalle, Inc.		100	9,217
	JPMorgan Chase & Co		19,200	927,360
	KeyCorp.		1,500	57,045
	Kilroy Realty Corp. (REIT)		100	7,800
	Kimco Realty Corp.(REIT)		845	37,983
	Kite Realty Group Trust (REIT)		100	1,862
	KKR Financial Corp. (REIT)		300	8,037
	KNBT Bancorp, Inc.		100	1,673
	Knight Capital Group, Inc. (Class A)*		400	7,668
	LaBranche & Co., Inc.*		200	1,966
	Lakeland Bancorp, Inc.		105	1,565
	LandAmerica Financial Group, Inc.		100	6,311
	LaSalle Hotel Properties (REIT)		200	9,170
	Legg Mason, Inc.		445	42,297
	Lehman Brothers Holdings, Inc.		2,000	156,240
	Leucadia National Corp.		600	16,920
	Lexington Corporate Properties Trust (REIT)		200	4,484
	Liberty Property Trust (REIT)		300	14,742
	Lincoln National Corp.		1,049	69,654
	Loews Corp.		1,600	66,352
	Longview Fibre Co. (REIT)		271	5,948
	LTC Properties, Inc. (REIT)		100	2,731
	Luminent Mortgage Capital, Inc. (REIT)		100	971
	M&T Bank Corp.		300	36,648
	Macerich Co. (REIT)		300	25,971
	Mack-Cali Realty Corp. (REIT)		200	10,200
	MAF Bancorp, Inc.		100	4,469
	Maguire Properties, Inc. (REIT)		100	4,000
	Markel Corp.*		32	15,363
	Marsh & McLennan Cos., Inc.		2,000	61,320
	Marshall & Ilsley Corp.		935	44,983
	MB Financial, Inc.		100	3,761
	MBIA, Inc.		500	36,530
	MBT Financial Corp.		100	1,532
	MCG Capital Corp.		200	4,064
	Medical Properties Trust, Inc. (REIT)		100	1,530
	Mellon Financial Corp.		1,500	63,225
	Mercantile Bankshares Corp.		450	21,056
	Mercury General Corp.		100	5,273
	Merrill Lynch & Co., Inc.		3,400	316,540
	Metlife, Inc.		6,175	364,387
	MFA Mortgage Investments, Inc. (REIT)		300	2,307
	MGIC Investment Corp.		300	18,762
	Mid-America Apartment Communities, Inc. (REIT)		100	5,724
	Midland Co./The		100	4,195
	Mid-State Bancshares		100	3,639
	Midwest Banc Holdings, Inc.		100	2,375
	Mills Corp. (REIT)		200	4,000
	Moody's Corp.		900	62,154
	Morgan Stanley		7,100	578,153
	MortgageIT Holdings, Inc. (REIT)		100	1,475
	Move, Inc.*		500	2,755
	Nasdaq Stock Market, Inc. *		300	9,237
	National City Corp.		2,222	81,236
	National Financial Partners Corp.		100	4,397
	National Health Investors, Inc. (REIT)		100	3,300
	National Penn Bancshares, Inc.		128	2,592
	National Retail Properties, Inc. (REIT)		200	4,590
	National Western Life Insurance Co. (Class A)		13	2,992
	Nationwide Financial Services		200	10,840
	Nationwide Health Properties, Inc. (REIT)		300	9,066
	Navigators Group, Inc.*		100	4,818
	NBT Bancorp, Inc.		100	2,551
	Nelnet, Inc. (Class A)*		100	2,736
	Netbank, Inc.		200	928
	New Century Financial Corp. (REIT)		200	6,318
	New Plan Excel Realty Trust (REIT)		400	10,992
	New York Community Bancorp, Inc.		1,000	16,100
	NewAlliance Bancshares, Inc.		400	6,560
	Newcastle Investment Corp. (REIT)		200	6,264
	Northern Trust Corp.		800	48,552
	NorthStar Realty Finance Co. (REIT)		200	3,314
	Northwest Bancorp, Inc.		100	2,746
	Novastar Financial, Inc. (REIT)		100	2,665
	Nuveen Investments, Inc. (Class A)		300	15,564
	NYSE Group, Inc.*		600	58,320
	Ocwen Financial Corp.*		100	1,586
	Ohio Casualty Corp.		200	5,962
	Old National Bancorp/IN		200	3,784
	Old Republic International Corp.		850	19,788
	Omega Healthcare Investors, Inc. (REIT)		200	3,544
	optionsXpress Holdings, Inc.		100	2,269
	Oriental Financial Group		100	1,295
	Pacific Capital Bancorp		200	6,716
	Park National Corp.		40	3,960
	Parkway Properties, Inc./Md (REIT)		100	5,101
	Partners Trust Financial Group, Inc.		200	2,328
	Pennsylvania Real Estate Investment Trust (REIT)		100	3,938
	People's Bank/Bridgeport, CT		200	8,924
	PFF Bancorp, Inc.		100	3,451
	Philadelphia Consolidated Holding Co.*		300	13,368
	Phoenix Cos., Inc.		300	4,767
	Pinnacle Financial Partners, Inc.*		100	3,318
	Piper Jaffray Cos.*		100	6,515
	Plum Creek Timber Co, Inc. (REIT)		700	27,895
	PMI Group, Inc.		300	14,151
	PNC Financial Services Group, Inc.		1,100	81,444
	Popular, Inc.		935	16,783
	Portfolio Recovery Associates, Inc.*		100	4,669
	Post Properties, Inc. (REIT)		200	9,140
	Potlatch Corp. (REIT)		138	6,047
	Presidential Life Corp.		100	2,195
	Principal Financial Group, Inc.		1,000	58,700
	PrivateBancorp, Inc.		100	4,163
	ProAssurance Corp.*		100	4,992
	Progressive Corp.		2,800	67,816
	Prologis (REIT)		879	53,417
	Prosperity Bancshares, Inc.		100	3,451
	Protective Life Corp.		300	14,250
	Provident Bankshares Corp.		100	3,560
	Provident Financial Services, Inc.		200	3,626
	Provident New York Bancorp		100	1,498
	Prudential Financial, Inc.		1,800	154,548
	PS Business Parks, Inc. (REIT)		100	7,071
	Public Storage, Inc. (REIT)		464	45,240
	Radian Group, Inc.		300	16,173
	RAIT Investment Trust (REIT)		200	6,896
	Ramco-Gershenson Properties (REIT)		100	3,814
	Raymond James Financial, Inc.		300	9,093
	Rayonier, Inc. (REIT)		300	12,315
	Realogy Co.*		802	24,317
	Realty Income Corp. (REIT)		300	8,310
	Reckson Associates Realty Corp. (REIT)		300	13,680
	Redwood Trust, Inc. (REIT)		100	5,808
	Regency Centers Corp. (REIT)		300	23,451
	Regions Financial Corp.		2,736	102,326
	Reinsurance Group of America, Inc.		100	5,570
	Renasant Co.*		100	3,063
	Republic Bancorp, Inc./MI		220	2,961
	Resource America, Inc. (Class A)		100	2,640
	R-G Financial Corp. (Class B)		100	765
	RLI Corp.		100	5,642
	S&T Bancorp, Inc.		100	3,467
	Safeco Corp.		500	31,275
	Safety Insurance Group, Inc.		100	5,071
	Sandy Spring Bancorp, Inc.		100	3,818
	Saul Centers, Inc. (REIT)		100	5,519
	SEI Investments Co		200	11,912
	Selective Insurance Group		100	5,729
	Senior Housing Properties Trust (REIT)		200	4,896
	Signature Bank/New York, NY*		100	3,098
	Simmons First National Corp. (Class A)		100	3,155
	Simon Property Group, Inc. (REIT)		800	81,032
	Sky Financial Group, Inc.		400	11,416
	SL Green Realty Corp. (REIT)		200	26,556
	SLM Corp.		1,500	73,155
	South Financial Group, Inc.		300	7,977
	Sovereign Bancorp, Inc.		1,460	37,069
	Sovran Self Storage, Inc. (REIT)		100	5,728
	Spirit Finance Corp. (REIT)		400	4,988
	St. Joe Co.		300	16,071
	St. Paul Travelers Cos., Inc.		2,600	139,594
	StanCorp. Financial Group, Inc.		200	9,010
	Sterling Bancorp/NY		105	2,069
	Sterling Bancshares, Inc./TX		300	3,906
	Sterling Financial Corp./PA		100	2,367
	Sterling Financial Corp./WA		100	3,381
	Stewart Information Services Corp.		100	4,336
	Strategic Hotels & Resorts, Inc. (REIT)		200	4,358
	Student Loan Co./The		20	4,146
	Sun Communities, Inc. (REIT)		100	3,236
	Sunstone Hotel Investors, Inc. (REIT)		200	5,346
	SunTrust Banks, Inc.		1,300	109,785
	Susquehanna Bancshares, Inc.		200	5,376
	SVB Financial Group*		100	4,662
	SWS Group, Inc.		100	3,570
	Synovus Financial Corp.		1,000	30,830
	T Rowe Price Group, Inc.		1,000	43,770
	Tanger Factory Outlet Centers (REIT)		100	3,908
	Taubman Centers, Inc. (REIT)		200	10,172
	TCF Financial Corp.		500	13,710
	TD Ameritrade Holding Corp.		1,200	19,416
	TD Banknorth, Inc.		324	10,459
	Tejon Ranch Co.*		100	5,584
	Texas Capital Bancshares, Inc.*		100	1,988
	Thornburg Mortgage, Inc. (REIT)		400	10,052
	TierOne Corp.		100	3,161
	Torchmark Corp.		5,950	379,372
	Tower Group, Inc.		100	3,107
	Transatlantic Holdings, Inc.		100	6,210
	Triad Guaranty, Inc.*		100	5,487
	Trustco Bank Corp. NY		300	3,336
	Trustmark Corp.		200	6,542
	Trustreet Properties, Inc. (REIT)		200	3,370
	UCBH Holdings, Inc.		300	5,268
	UMB Financial Corp.		200	7,302
	Umpqua Holdings Corp.		200	5,886
	UnionBanCal Corp.		200	12,250
	United Bankshares, Inc.		100	3,865
	United Community Banks, Inc./GA		100	3,232
	United Community Financial Corp./OH		100	1,224
	United Dominion Realty Trust, Inc. (REIT)		500	15,895
	United Fire & Casualty Co.		100	3,525
	Unitrin, Inc.		200	10,022
	Universal American Financial Corp.*		100	1,864
	UnumProvident Corp.		1,300	27,014
	Urstadt Biddle Properties, Inc. (Class A) (REIT)		100	1,909
	USI Holdings Corp.*		200	3,072
	U-Store-It Trust (REIT)		100	2,055
	Valley National Bancorp		420	11,134
	Ventas, Inc. (REIT)		400	16,928
	Vornado Realty Trust (REIT)		500	60,750
	W Holding Co., Inc.		400	2,384
	Wachovia Corp.		6,978	397,397
	Waddell & Reed Financial, Inc.		300	8,208
	Washington Federal, Inc.		300	7,059
	Washington Mutual, Inc.		9,275	421,920
	Washington Real Estate Investment Trust (REIT)		200	8,000
	Webster Financial Corp.		200	9,744
	Weingarten Realty Investors (REIT)		300	13,833
	Wells Fargo & Co.		12,300	437,388
	WesBanco, Inc.		100	3,353
	WesCo. Financial Co.		8	3,680
	West Bancorporation, Inc.		105	1,867
	West Coast Bancorp/OR		100	3,464
	Westamerica Bancorporation		100	5,063
	Western Alliance BanCo.*		100	3,477
	Whitney Holding Corp.		200	6,524
	Wilmington Trust Corp.		300	12,651
	Winston Hotels, Inc. (REIT)		100	1,325
	Wintrust Financial Corp.		100	4,802
	World Acceptance Corp.*		100	4,695
	WR Berkley Corp.		600	20,706
	XL Capital Ltd. (Class A)		5,250	378,105
	Zenith National Insurance Corp.		150	7,037
	Zions Bancorporation		362	29,843
				16,617,781

Health Care (4.4%)
	Abaxis, Inc.*		100	1,925
	Abbott Laboratories		5,600	272,776
	Abraxis BioScience, Inc.*		100	2,734
	Adams Respiratory Therapeutics, Inc.*		100	4,081
	Adolor Corp.*		100	752
	Advanced Medical Optics, Inc.*		300	10,560
	Aetna, Inc.		1,900	82,042
	Affymetrix, Inc.*		200	4,612
	Albany Molecular Research, Inc.*		100	1,056
	Alexion Pharmaceuticals, Inc.*		100	4,039
	Align Technology, Inc.*		200	2,794
	Alkermes, Inc.*		300	4,011
	Allergan, Inc.		546	65,378
	Allscripts Healthcare Solutions, Inc.*		200	5,398
	Alnylam Pharmaceuticals, Inc.*		100	2,140
	Alpharma, Inc. (Class A)		100	2,410
	Amedisys, Inc.*		134	4,405
	American Medical Systems Holdings, Inc.*		200	3,704
	AMERIGROUP Corp.*		200	7,178
	AmerisourceBergen Corp.		5,475	246,156
	Amgen, Inc.*		4,300	293,733
	AMN Healthcare Services, Inc.*		100	2,754
	Amsurg Corp.*		100	2,300
	Amylin Pharmaceuticals, Inc.*		400	14,428
	Analogic Corp.		100	5,614
	Applera Corp. - Applied Biosystems Group		700	25,683
	Applera Corp. - Celera Genomics Group*		300	4,197
	Apria Healthcare Group, Inc.*		200	5,330
	Arena Pharmaceuticals, Inc.*		100	1,291
	Ariad Pharmaceuticals, Inc.*		200	1,028
	Array Biopharma, Inc.*		200	2,584
	Arrow International, Inc.		100	3,538
	Arthrocare Corp.*		100	3,992
	Aspect Medical Systems, Inc.*		100	1,881
	Atherogenics, Inc.*		100	991
	AVANIR Pharmaceuticals (Class A)*		100	231
	Barr Pharmaceuticals, Inc.*		400	20,048
	Bausch & Lomb, Inc.		200	10,412
	Baxter International, Inc.		2,400	111,336
	Beckman Coulter, Inc.		200	11,960
	Becton Dickinson & Co		900	63,135
	Bioenvision, Inc.*		100	464
	Biogen Idec, Inc.*		1,300	63,947
	BioMarin Pharmaceuticals, Inc.*		300	4,917
	Biomet, Inc.		900	37,143
	Bio-Rad Laboratories, Inc. (Class A)*		100	8,252
	Biosite, Inc.*		100	4,885
	Boston Scientific Corp.*		4,547	78,117
	Bristol-Myers Squibb Co		22,350	588,252
	Brookdale Senior Living, Inc.		100	4,800
	Cambrex Corp.		100	2,272
	Cardinal Health, Inc.		1,600	103,088
	Caremark Rx, Inc.		1,600	91,376
	Celgene Corp.*		1,400	80,542
	Cell Genesys, Inc.*		200	678
	Centene Corp.*		100	2,457
	Cephalon, Inc.*		200	14,082
	Cepheid, Inc.*		200	1,700
	Cerner Corp.*		200	9,100
	Charles River Laboratories International, Inc.*		300	12,975
	Chemed Corp.		100	3,698
	Cigna Corp.		385	50,654
	Community Health Systems, Inc.*		400	14,608
	Conceptus, Inc.*		100	2,129
	Conmed Corp.*		100	2,312
	Conor Medsystems, Inc.*		100	3,133
	Cooper Cos., Inc.		200	8,900
	Covance, Inc.*		200	11,782
	Coventry Health Care, Inc.*		600	30,030
	CR Bard, Inc.		400	33,188
	Cross Country Healthcare, Inc.*		100	2,182
	Cubist Pharmaceuticals, Inc.*		200	3,622
	CV Therapeutics, Inc.*		100	1,396
	Cyberonics, Inc.*		100	2,064
	Cypress Bioscience, Inc.*		100	775
	Cytyc Corp.*		400	11,320
	Dade Behring Holdings, Inc.		300	11,943
	DaVita, Inc.*		400	22,752
	deCODE genetics, Inc.*		200	906
	Dendreon Corp.*		200	834
	Dendrite International, Inc.*		100	1,071
	Dentsply International, Inc.		600	17,910
	Digene Corp.*		100	4,792
	Dionex Corp.*		100	5,671
	DJO, Inc.*		100	4,282
	Eclipsys Corp.*		100	2,056
	Edwards Lifesciences Corp.*		200	9,408
	Eli Lilly & Co		3,600	187,560
	Emdeon Corp.*		604	7,484
	Encysive Pharmaceuticals, Inc.*		200	842
	Endo Pharmaceuticals Holdings, Inc.*		500	13,790
	Enzo Biochem, Inc.*		100	1,427
	Enzon Pharmaceuticals, Inc.*		200	1,702
	eResearch Technology, Inc.*		200	1,346
	Exelixis, Inc.*		300	2,700
	Express Scripts, Inc.*		500	35,800
	Forest Laboratories, Inc.*		1,200	60,720
	Foxhollow Technologies, Inc.*		100	2,158
	Genentech, Inc.*		1,700	137,921
	Genesis HealthCare Corp.*		100	4,723
	Gen-Probe, Inc.*		200	10,474
	Gentiva Health Services, Inc.*		100	1,906
	Genzyme Corp.*		1,000	61,580
	Geron Corp.*		200	1,756
	Gilead Sciences, Inc.*		1,700	110,381
	Greatbatch, Inc.*		100	2,692
	Haemonetics Corp./MA*		100	4,502
	Health Management Associates, Inc. (Class A)		900	18,999
	Health Net, Inc.*		400	19,464
	HealthExtras, Inc.*		100	2,410
	HealthTronics, Inc.*		100	666
	Healthways, Inc.*		100	4,771
	Henry Schein, Inc.*		300	14,694
	Hillenbrand Industries, Inc.		200	11,386
	Hologic, Inc.*		200	9,456
	Hospira, Inc.*		600	20,148
	Human Genome Sciences, Inc.*		400	4,976
	Humana, Inc.*		600	33,186
	ICOS Corp.*		200	6,758
	ICU Medical, Inc.*		100	4,068
	Idexx Laboratories, Inc.*		100	7,930
	I-Flow Corp.*		100	1,495
	Illumina, Inc.*		200	7,862
	ImClone Systems, Inc.*		300	8,028
	Immucor, Inc.*		300	8,769
	IMS Health, Inc.		700	19,236
	Incyte Corp.*		300	1,752
	Integra LifeSciences Holdings Corp.*		100	4,259
	InterMune, Inc.*		100	3,075
	Intuitive Surgical, Inc.*		141	13,522
	Invacare Corp.		100	2,455
	inVentiv Health, Inc.*		100	3,535
	Inverness Medical Innovations, Inc.*		100	3,870
	Invitrogen Corp.*		200	11,318
	IRIS International, Inc.*		100	1,265
	Isis Pharmaceuticals, Inc.*		200	2,224
	Johnson & Johnson		13,250	874,765
	Keryx Biopharmaceuticals, Inc.*		100	1,330
	Kindred Healthcare, Inc.*		100	2,525
	Kinetic Concepts, Inc.*		200	7,910
	King Pharmaceuticals, Inc.*		800	12,736
	KV Pharmaceutical Co. (Class A)*		100	2,378
	Kyphon, Inc.*		200	8,080
	Laboratory Corp. of America Holdings*		500	36,735
	LCA-Vision, Inc.		100	3,436
	Lifecell Corp.*		100	2,414
	LifePoint Hospitals, Inc.*		200	6,740
	LInc.are Holdings, Inc.*		400	15,936
	Luminex Corp.*		100	1,270
	Magellan Health Services, Inc.*		100	4,322
	MannKind Corp.*		100	1,649
	Manor Care, Inc.		300	14,076
	Martek Biosciences Corp.*		100	2,334
	Matria Healthcare, Inc.*		100	2,873
	McKesson Corp.		1,100	55,770
	Medarex, Inc.*		400	5,916
	Medco Health Solutions, Inc.*		1,100	58,784
	Medicines Co*		200	6,344
	Medicis Pharmaceutical Corp. (Class A)		200	7,026
	Medimmune, Inc.*		900	29,133
	Medtronic, Inc.		4,400	235,444
	Mentor Corp.		100	4,887
	Merck & Co., Inc.		8,000	348,800
	Merge Technologies, Inc.*		100	656
	Meridian Bioscience, Inc.		100	2,453
	Merit Medical Systems, Inc.*		100	1,584
	MGI Pharma, Inc.*		300	5,523
	Millennium Pharmaceuticals, Inc.*		1,000	10,900
	Millipore Corp.*		200	13,320
	Molecular Devices Corp.*		100	2,107
	Monogram Biosciences, Inc.*		400	712
	Mylan Laboratories, Inc.		700	13,972
	Myriad Genetics, Inc.*		100	3,130
	Nabi Biopharmaceuticals*		200	1,356
	Nektar Therapeutics*		300	4,563
	Neurocrine Biosciences, Inc.*		100	1,042
	New River Pharmaceuticals, Inc.*		100	5,471
	Northfield Laboratories, Inc.*		100	407
	Noven Pharmaceuticals, Inc.*		100	2,545
	NPS Pharmaceuticals, Inc.*		100	453
	NuVasive, Inc.*		100	2,310
	Nuvelo, Inc.*		200	800
	Odyssey HealthCare, Inc.*		100	1,326
	Omnicare, Inc.		500	19,315
	Omnicell, Inc.*		200	3,726
	Onyx Pharmaceuticals, Inc.*		100	1,058
	Option Care, Inc.		100	1,425
	OraSure Technologies, Inc.*		200	1,652
	OSI Pharmaceuticals, Inc.*		212	7,416
	Owens & Minor, Inc.		100	3,127
	Palomar Medical Technologies, Inc.*		100	5,067
	Par Pharmaceutical Cos., Inc.*		100	2,237
	Parexel International Corp.*		100	2,897
	Patterson Cos., Inc.*		500	17,755
	PDL BioPharma, Inc.*		400	8,056
	Pediatrix Medical Group, Inc.*		200	9,780
	Penwest Pharmaceuticals Co*		100	1,662
	PerkinElmer, Inc.		400	8,892
	Perrigo Co.		300	5,190
	Per-Se Technologies, Inc.*		122	3,389
	Pfizer, Inc.		43,525	1,127,298
	Pharmaceutical Product Development, Inc.		400	12,888
	PharmaNet Development Group, Inc.*		100	2,207
	Pharmion Corp.*		100	2,574
	Phase Forward, Inc.*		100	1,498
	PolyMedica Corp.		100	4,041
	PRA International*		100	2,527
	Progenics Pharmaceuticals, Inc.*		100	2,574
	PSS World Medical, Inc.*		200	3,906
	Psychiatric Solutions, Inc.*		200	7,504
	Quest Diagnostics, Inc.		600	31,800
	Regeneron Pharmaceuticals, Inc.*		200	4,014
	RehabCare Group, Inc.*		100	1,485
	Res-Care, Inc.*		100	1,815
	Resmed, Inc.*		300	14,766
	Respironics, Inc.*		300	11,325
	Rigel Pharmaceuticals, Inc.*		100	1,187
	Salix Pharmaceuticals Ltd.*		100	1,217
	Savient Pharmaceuticals, Inc.*		300	3,363
	Schering-Plough Corp.		5,400	127,656
	Sciele Pharma, Inc.*		100	2,400
	Senomyx, Inc.*		100	1,299
	Sepracor, Inc.*		400	24,632
	Sierra Health Services, Inc.*		200	7,208
	Sirna Therapeutics, Inc.		200	2,602
	Sirona Dental Systems, Inc.		100	3,851
	SonoSite, Inc.*		100	3,093
	St. Jude Medical, Inc.*		1,300	47,528
	STERIS Corp.		200	5,034
	Stryker Corp.		1,100	60,621
	Sunrise Senior Living, Inc.*		200	6,144
	SuperGen, Inc.*		200	1,016
	SurModics, Inc.*		100	3,112
	Symbion, Inc.*		100	1,851
	Symmetry Medical, Inc.*		100	1,383
	Tanox, Inc.*		100	1,990
	Techne Corp.*		200	11,090
	Telik, Inc.*		200	886
	Tenet Healthcare Corp.*		1,900	13,243
	Thermo Electron Corp.*		1,600	72,464
	Thoratec Corp.*		200	3,516
	Triad Hospitals, Inc.*		300	12,549
	Trizetto Group*		100	1,837
	United Surgical Partners International, Inc.*		200	5,670
	United Therapeutics Corp.*		100	5,437
	UnitedHealth Group, Inc.		4,930	264,889
	Universal Health Services, Inc. (Class B)		200	11,086
	Valeant Pharmaceuticals International		300	5,172
	Varian Medical Systems, Inc.*		500	23,785
	Varian, Inc.*		100	4,479
	VCA Antech, Inc.*		300	9,657
	Ventana Medical Systems, Inc.*		100	4,303
	Vertex Pharmaceuticals, Inc.*		400	14,968
	Viasys Healthcare, Inc.*		100	2,782
	Viropharma, Inc.*		200	2,928
	Vital Images, Inc.*		100	3,480
	Waters Corp.*		400	19,588
	Watson Pharmaceuticals, Inc.*		400	10,412
	WellCare Health Plans, Inc.*		100	6,890
	WellPoint, Inc.*		2,351	185,000
	West Pharmaceutical Services, Inc.		100	5,123
	Wright Medical Group, Inc.*		100	2,328
	Wyeth		5,000	254,600
	Xenoport, Inc.*		100	2,455
	Zimmer Holdings, Inc.*		900	70,542
	Zoll Medical Co.*		100	5,824
	Zymogenetics, Inc.*		100	1,557
				8,098,959
Industrials (3.5%)
	3M Co.		2,800	218,204
	AAR Corp.*		100	2,919
	ABM Industries, Inc.		100	2,271
	ABX Air, Inc.*		200	1,386
	ACCO Brands Corp.*		100	2,647
	Actuant Corp. (Class A)		100	4,765
	Acuity Brands, Inc.		200	10,408
	Adesa, Inc.		300	8,325
	Administaff, Inc.		100	4,277
	Advisory Board Co. *		100	5,354
	AGCO Corp.*		300	9,282
	Airtran Holdings, Inc.*		300	3,522
	Alaska Air Group, Inc.*		200	7,900
	Albany International Corp.		100	3,291
	Alexander & Baldwin, Inc.		200	8,868
	Alliant Techsystems, Inc.*		100	7,819
	Allied Waste Industries, Inc.*		800	9,832
	AmerCo., Inc.*		47	4,089
	American Commercial Lines, Inc.*		100	6,551
	American Power Conversion Corp.		600	18,354
	American Reprographics Co.*		100	3,331
	American Science & Engineering, Inc.*		100	5,951
	American Standard Cos., Inc.		700	32,095
	American Superconductor Corp.*		100	981
	Ametek, Inc.		450	14,328
	AMR Corp.*		800	24,184
	AO Smith Corp.		100	3,756
	Apogee Enterprises, Inc.		100	1,931
	Applied Industrial Technologies, Inc.		150	3,947
	Aramark Corp. (Class B)		400	13,380
	Arkansas Best Corp.		100	3,600
	Armor Holdings, Inc.*		100	5,485
	Astec Industries, Inc.*		100	3,510
	ASV, Inc.*		100	1,627
	Atlas Air Worldwide Holdings, Inc.*		100	4,450
	Avery Dennison Corp.		400	27,172
	Avis Budget Group, Inc.		360	7,808
	Baldor Electric Co.		100	3,342
	Banta Corp.		100	3,640
	Barnes Group, Inc.		200	4,350
	BE Aerospace, Inc.*		300	7,704
	Beacon Roofing Supply, Inc.*		150	2,823
	Belden CDT, Inc.		200	7,818
	Blount International, Inc.*		100	1,346
	Boeing Co.		2,900	257,636
	Bowne & Co., Inc.		100	1,594
	Brady Corp. (Class A)		200	7,456
	Briggs & Stratton Corp.		200	5,390
	Brink's Co.		200	12,784
	Bucyrus International, Inc.		150	7,764
	Burlington Northern Santa Fe Corp.		1,400	103,334
	Carlisle Cos., Inc.		100	7,850
	Cascade Corp.		100	5,290
	Caterpillar, Inc.		2,500	153,325
	CBIZ, Inc.*		200	1,394
	Celadon Group, Inc.*		100	1,675
	Central Parking Corp.		100	1,800
	Cenveo, Inc.*		200	4,240
	Ceradyne, Inc.*		100	5,650
	CH Robinson Worldwide, Inc.		600	24,534
	ChoicePoint, Inc.*		300	11,814
	Cintas Corp.		500	19,855
	CIRCOR International, Inc.		100	3,679
	Clarcor, Inc.		200	6,762
	Clean Harbors, Inc.*		100	4,841
	Comfort Systems USA, Inc.		100	1,264
	Commercial Vehicle Group, Inc.*		100	2,180
	Consolidated Graphics, Inc.*		100	5,907
	Continental Airlines, Inc. (Class B)*		300	12,375
	Con-way, Inc.		200	8,808
	Copart, Inc.*		200	6,000
	Corporate Executive Board Co.		200	17,540
	Corrections Corp. of America*		300	13,569
	CoStar Group, Inc.*		100	5,356
	Covanta Holding Corp.*		400	8,816
	CRA International, Inc.*		100	5,240
	Crane Co.		200	7,328
	CSX Corp.		1,600	55,088
	Cubic Corp.		100	2,170
	Cummins, Inc.		200	23,636
	Curtiss-Wright Corp.		200	7,416
	Danaher Corp.		900	65,196
	Deere & Co.		900	85,563
	Deluxe Corp.		200	5,040
	Diamond Management & Technology Consultants, Inc.		100	1,244
	Dollar Thrifty Automotive Group*		100	4,561
	Donaldson Co., Inc.		300	10,413
	Dover Corp.		800	39,216
	DRS Technologies, Inc.		126	6,638
	Dun & Bradstreet Corp.*		200	16,558
	Eaton Corp.		600	45,084
	EDO Corp.		100	2,374
	EGL, Inc.*		100	2,978
	ElkCorp.		100	4,109
	EMCOR Group, Inc.*		100	5,685
	Emerson Electric Co.		3,000	132,270
	Encore Wire Corp.*		100	2,201
	Energy Conversion Devices, Inc.*		100	3,398
	EnerSys*		200	3,200
	Ennis, Inc.		100	2,446
	EnPro Industries, Inc.*		100	3,321
	Equifax, Inc.		500	20,300
	ESCO Technologies, Inc.*		100	4,544
	Essex Corp.*		100	2,391
	Esterline Technologies Corp.*		100	4,023
	Evergreen Solar, Inc.*		200	1,514
	Expeditors International Washington, Inc.		800	32,400
	ExpressJet Holdings, Inc.*		200	1,620
	Fastenal Co.		500	17,940
	Federal Signal Corp.		200	3,208
	FedEx Corp.		1,149	124,804
	First Solar, Inc.*		100	2,980
	Florida East Coast Industries		100	5,960
	Flowserve Corp.*		200	10,094
	Fluor Corp.		300	24,495
	Forward Air Corp.		100	2,893
	Franklin Electric Co., Inc.		100	5,139
	Freightcar America, Inc.		100	5,545
	Frontier Airlines Holdings, Inc.*		100	740
	FTI Consulting, Inc.*		100	2,789
	FuelCell Energy, Inc.*		200	1,292
	G&K Services, Inc. (Class A)		100	3,889
	Gardner Denver, Inc.*		200	7,462
	GATX Corp.		200	8,666
	GenCorp., Inc.*		200	2,804
	General Cable Corp.*		200	8,742
	General Dynamics Corp.		1,500	111,525
	General Electric Co.		38,200	1,421,422
	Genesee & Wyoming, Inc.*		150	3,936
	Genlyte Group, Inc.*		100	7,811
	Geo Group, Inc./The*		150	5,628
	Global Cash Access, Inc.*		100	1,623
	Goodrich Corp.		500	22,775
	Graco, Inc.		300	11,886
	GrafTech International Ltd.*		300	2,076
	Granite Construction, Inc.		100	5,032
	Griffon Corp.*		100	2,550
	Harsco Corp.		200	15,220
	Healthcare Services Group		100	2,896
	Heartland Express, Inc.		266	3,995
	Heico Corp.		100	3,883
	Heidrick & Struggles International, Inc.*		100	4,236
	Herman Miller, Inc.		200	7,272
	Hertz Global Holdings, Inc.*		400	6,956
	Hexcel Corp.*		300	5,223
	HNI Corp.		200	8,882
	Honeywell International, Inc.		3,000	135,720
	HUB Group, Inc. (Class A)*		200	5,510
	Hubbell, Inc. (Class B)		200	9,042
	Hudson Highland Group, Inc.*		100	1,668
	Huron Consulting Group, Inc.*		100	4,534
	IDEX Corp.		200	9,482
	IHS, Inc. (Class A)*		100	3,948
	II-VI, Inc.*		100	2,794
	IKON Office Solutions, Inc.		400	6,548
	Illinois Tool Works, Inc.		1,800	83,142
	Infrasource Services, Inc.*		100	2,177
	Insituform Technologies, Inc.*		100	2,586
	Interline Brands, Inc.*		100	2,247
	ITT Industries, Inc.		700	39,774
	Jacobs Engineering Group, Inc.*		200	16,308
	Jacuzzi Brands, Inc.*		300	3,729
	JB Hunt Transport Services, Inc.		400	8,308
	JetBlue Airways Corp.*		550	7,810
	John H. Harland Co.		100	5,020
	Joy Global, Inc.		450	21,753
	Kadant, Inc.*		100	2,438
	Kaman Corp.		100	2,239
	Kansas City Southern*		300	8,694
	Kaydon Corp.		100	3,974
	KBR, Inc.*		200	5,232
	Kelly Services, Inc. (Class A)		100	2,894
	Kenexa Corp.*		100	3,326
	Kennametal, Inc.		200	11,770
	Kforce, Inc.*		100	1,217
	Kirby Corp.*		200	6,826
	Knight Transportation, Inc.		150	2,558
	Knoll, Inc.		100	2,200
	Korn/Ferry International*		100	2,296
	L-3 Communications Holdings, Inc.		500	40,890
	Labor Ready, Inc.*		200	3,666
	Laidlaw International, Inc.		300	9,129
	Landstar System, Inc.		200	7,636
	LEGG Corp.*		100	1,848
	Lennox International, Inc.		200	6,122
	Lincoln Electric Holdings, Inc.		200	12,084
	Lockheed Martin Corp.		1,400	128,898
	LSI Industries, Inc.		100	1,985
	Manitowoc Co., Inc.		200	11,886
	Manpower, Inc.		300	22,479
	Masco Corp.		1,400	41,818
	Mcgrath RentCorp.		100	3,063
	Medis Technologies Ltd.*		100	1,743
	Middleby Co.*		35	3,663
	Mine Safety Appliances Co.		100	3,665
	Mobile Mini, Inc.*		200	5,388
	Monster Worldwide, Inc.*		500	23,320
	Moog, Inc. (Class A)*		100	3,819
	MSC Industrial Direct Co.		200	7,830
	Mueller Industries, Inc. (Class A)		100	3,170
	Mueller Water Products, Inc.*		500	7,435
	Mueller Water Products, Inc.*		330	4,917
	NACCo. Industries, Inc. (Class A)		28	3,825
	Navigant Consulting, Inc.*		200	3,952
	Navistar International Corp.*		200	6,686
	NCI Building Systems, Inc.*		100	5,175
	Nordson Corp.		100	4,983
	Norfolk Southern Corp.		1,500	75,435
	Northrop Grumman Corp.		1,300	88,010
	Old Dominion Freight Line*		150	3,611
	Orbital Sciences Corp.*		200	3,688
	Oshkosh Truck Corp.		300	14,526
	Paccar, Inc.		900	58,410
	Pacer International, Inc.		100	2,977
	Pall Corp.		500	17,275
	Parker Hannifin Corp.		500	38,440
	Pentair, Inc.		400	12,560
	PeopleSupport, Inc.*		100	2,105
	Perini Corp.*		100	3,078
	PHH Corp.*		200	5,774
	Pitney Bowes, Inc.		800	36,952
	Plug Power, Inc.*		200	778
	Power-One, Inc.*		300	2,184
	Precision Castparts Corp.		500	39,140
	Quanta Services, Inc.*		400	7,868
	RailAmerica, Inc.*		100	1,608
	Raven Industries, Inc.		100	2,680
	Raytheon Co.		1,600	84,480
	RBC Bearings, Inc.*		100	2,866
	Regal-Beloit Corp.		100	5,251
	Republic Airways Holdings, Inc.*		100	1,678
	Republic Services, Inc.		500	20,335
	Resources Connection, Inc.*		200	6,368
	Robbins & Myers, Inc.		100	4,592
	Robert Half International, Inc.		600	22,272
	Rockwell Automation, Inc.		700	42,756
	Rockwell Collins, Inc.		600	37,974
	Rollins, Inc.		100	2,211
	Roper Industries, Inc.		300	15,072
	RR Donnelley & Sons Co.		800	28,432
	Rush Enterprises, Inc. (Class A)*		100	1,692
	Ryder System, Inc.		200	10,212
	Saia, Inc.*		100	2,321
	SAIC, Inc.*		300	5,337
	School Specialty, Inc.*		100	3,749
	Sequa Co.		35	4,027
	Shaw Group, Inc. *		300	10,050
	Simpson Manufacturing Co., Inc.		100	3,165
	Skywest, Inc.		200	5,102
	Southwest Airlines Co.		3,000	45,960
	Spherion Corp.*		200	1,486
	Spirit Aerosystems Holdings, Inc. (Class A)*		300	10,041
	SPX Corp.		200	12,232
	Steelcase, Inc.		200	3,632
	Stericycle, Inc.*		200	15,100
	Superior Essex, Inc.*		100	3,325
	Swift Transportation Co., Inc.*		200	5,254
	Taser International, Inc.*		200	1,522
	Tecumseh Products Co. (Class A)*		100	1,690
	Teledyne Technologies, Inc.*		100	4,013
	Teleflex, Inc.		200	12,912
	TeleTech Holdings, Inc.*		100	2,388
	Terex Corp.*		400	25,832
	Tetra Tech, Inc.*		200	3,618
	Textron, Inc.		500	46,885
	Thomas & Betts Corp.*		200	9,456
	Timken Co.		300	8,754
	Toro Co.		200	9,326
	Tredegar Corp.		100	2,261
	Trinity Industries, Inc.		300	10,560
	Triumph Group, Inc.*		100	5,243
	UAL Corp.*		400	17,600
	UAP Holding Corp.		200	5,036
	Union Pacific Corp.		3,975	365,780
	United Industrial Co./New York		100	5,075
	United Parcel Service, Inc. (Class B)		2,400	179,952
	United Rentals, Inc.*		200	5,086
	United Stationers, Inc.*		100	4,669
	United Technologies Corp.		3,700	231,324
	Universal Forest Products, Inc.		100	4,662
	URS Corp.*		200	8,570
	US Airways Group, Inc.*		200	10,770
	USG Corp.*		300	16,440
	Valmont Industries, Inc.		100	5,549
	Viad Corp.		100	4,060
	Vicor Corp.		100	1,111
	Wabash National Corp.		100	1,510
	Wabtec Corp.		200	6,076
	Walter Industries, Inc.		200	5,410
	Washington Group International, Inc.		100	5,979
	Waste Connections, Inc.*		200	8,310
	Waste Management, Inc.		2,000	73,540
	Watsco, Inc.		100	4,716
	Watson Wyatt Worldwide, Inc. (Class A)		200	9,030
	Watts Water Technologies, Inc. (Class A)		100	4,111
	Werner Enterprises, Inc.		200	3,496
	WESCO International, Inc.*		200	11,762
	Williams Scotsman International, Inc.*		100	1,962
	Woodward Governor Co.		100	3,971
	WW Grainger, Inc.		300	20,982
	YRC Worldwide, Inc.*		200	7,546
				6,583,994
Information Technology (5.3%)
	3Com Corp.*		1,300	5,343
	Acacia Research - Acacia Technologies*		100	1,338
	Actel Corp.*		100	1,816
	Activision, Inc.*		1,100	18,964
	Acxiom Corp.		300	7,695
	Adaptec, Inc.*		400	1,864
	ADC Telecommunications, Inc.*		400	5,812
	Adobe Systems, Inc.*		2,176	89,477
	Adtran, Inc.		200	4,540
	Advanced Energy Industries, Inc.*		100	1,887
	Advanced Micro Devices, Inc.*		2,100	42,735
	Advent Software, Inc.*		100	3,529
	Aeroflex, Inc.*		300	3,516
	Affiliated Computer Services, Inc. (Class A)*		4,400	214,896
	Agere Systems, Inc.*		600	11,502
	Agile Software Corp.*		200	1,230
	Agilent Technologies, Inc.*		1,531	53,355
	Agilysys, Inc.		100	1,674
	Akamai Technologies, Inc.*		600	31,872
	Alcatel-Lucent ADR		29,036	412,892
	Alliance Data Systems Corp.*		300	18,741
	Altera Corp.*		1,400	27,552
	Altiris, Inc.*		100	2,538
	AMIS Holdings, Inc.*		200	2,114
	Amkor Technology, Inc.*		400	3,736
	Amphenol Corp. (Class A)		300	18,624
	Analog Devices, Inc.		1,300	42,731
	Andrew Corp.*		500	5,115
	Anixter International, Inc.		100	5,430
	Ansys, Inc.*		100	4,349
	Apple Computer, Inc.*		3,100	263,004
	Applied Materials, Inc.		5,100	94,095
	Applied Micro Circuits Corp.*		1,000	3,560
	aQuantive, Inc.*		300	7,398
	Ariba, Inc.*		200	1,548
	Arris Group, Inc.*		300	3,753
	Arrow Electronics, Inc.*		400	12,620
	Aspen Technology, Inc.*		200	2,204
	Atheros Communications, Inc.*		200	4,264
	Atmel Corp.*		1,400	8,470
	ATMI, Inc.*		100	3,053
	Autodesk, Inc.*		900	36,414
	Automatic Data Processing, Inc.		2,100	103,425
	Avaya, Inc.*		1,600	22,368
	Avid Technology, Inc.*		200	7,452
	Avnet, Inc.*		500	12,765
	Avocent Corp.*		200	6,770
	AVX Corp.		200	2,958
	Axcelis Technologies, Inc.*		300	1,749
	BEA Systems, Inc.*		1,500	18,870
	BearingPoint, Inc.*		600	4,722
	Benchmark Electronics, Inc.*		250	6,090
	BISYS Group, Inc. *		400	5,164
	Black Box Corp.		100	4,199
	Blackbaud, Inc.		100	2,600
	Blackboard, Inc.*		100	3,004
	BMC Software, Inc.*		800	25,760
	Borland Software Corp.*		300	1,632
	Brightpoint, Inc.*		270	3,632
	Broadcom Corp. (Class A)*		1,700	54,927
	Brocade Communications Systems, Inc.*		900	7,389
	Brooks Automation, Inc.*		311	4,478
	CA, Inc.		1,600	36,240
	Cabot Microelectronics Corp.*		100	3,394
	CACI International, Inc. (Class A)*		100	5,650
	Cadence Design Systems, Inc.*		1,100	19,701
	C-COR, Inc.*		200	2,228
	CDW Corp.		200	14,064
	Ceridian Corp.*		500	13,990
	Checkfree Corp.*		300	12,048
	Checkpoint Systems, Inc.*		100	2,020
	Ciber, Inc.*		200	1,356
	Ciena Co.*		271	7,509
	Cirrus Logic, Inc.*		300	2,064
	Cisco Systems, Inc.*		22,400	612,192
	Citrix Systems, Inc.*		700	18,935
	CMGI, Inc.*		1,600	2,144
	CNET Networks, Inc.*		400	3,636
	Cogent, Inc.*		100	1,101
	Cognex Corp.		200	4,764
	Cognizant Technology Solutions Corp. (Class A)*		500	38,580
	Coherent, Inc.*		100	3,157
	Cohu, Inc.		100	2,016
	CommScope, Inc.*		200	6,096
	Computer Sciences Corp.*		3,600	192,132
	Compuware Corp.*		1,300	10,829
	Comtech Telecommunications Corp.*		100	3,807
	Comverse Technology, Inc.*		700	14,777
	Concur Technologies, Inc.*		100	1,604
	Conexant Systems, Inc.*		1,600	3,264
	Convergys Corp.*		500	11,890
	Corning, Inc.*		5,700	106,647
	Covansys Corp.*		100	2,295
	Credence Systems Corp.*		300	1,560
	Cree, Inc.*		300	5,196
	CSG Systems International, Inc.*		200	5,346
	CTS Corp.		100	1,570
	Cymer, Inc.*		200	8,790
	Cypress Semiconductor Corp.*		600	10,122
	Daktronics, Inc.		200	7,370
	Dell, Inc.*		8,400	210,756
	Diebold, Inc.		300	13,980
	Digital Insight Corp.*		100	3,849
	Digital River, Inc.*		200	11,158
	Digitas, Inc.*		300	4,023
	Diodes, Inc.*		100	3,548
	Dolby Laboratories, Inc. (Class A)*		100	3,102
	DSP Group, Inc.*		100	2,170
	DST Systems, Inc.*		200	12,526
	DTS, Inc.*		100	2,419
	Dycom Industries, Inc.*		160	3,379
	Earthlink, Inc.*		400	2,840
	eBay, Inc.*		4,300	129,301
	eFunds Corp.*		200	5,500
	Electro Scientific Industries, Inc.*		100	2,014
	Electronic Arts, Inc.*		1,100	55,396
	Electronic Data Systems Corp.		1,900	52,345
	Electronics for Imaging*		200	5,316
	EMC Corp./MA*		8,100	106,920
	Emulex Corp.*		300	5,853
	Entegris, Inc.*		400	4,328
	Epicor Software Corp.*		200	2,702
	Equinix, Inc.*		100	7,562
	Euronet Worldwide, Inc.*		100	2,969
	Exar Corp.*		100	1,300
	Extreme Networks*		400	1,676
	F5 Networks, Inc.*		200	14,842
	Factset Research Systems, Inc.		200	11,296
	Fair Isaac Corp.		200	8,130
	Fairchild Semiconductor International, Inc.*		400	6,724
	FEI Co.*		100	2,637
	Fidelity National Information Services, Inc.		722	28,945
	Finisar Corp.*		700	2,261
	First Data Corp.		2,800	71,456
	Fiserv, Inc.*		700	36,694
	Flir Systems, Inc.*		200	6,366
	Formfactor, Inc.*		200	7,450
	Foundry Networks, Inc.*		600	8,988
	Gartner, Inc.*		200	3,958
	Gateway, Inc.*		900	1,809
	Genesis Microchip, Inc.*		100	1,014
	Gevity HR, Inc.		100	2,369
	Global Imaging Systems, Inc.*		200	4,390
	Global Payments, Inc.		300	13,890
	Google, Inc. (Class A)*		769	354,109
	Harmonic, Inc.*		300	2,181
	Harris Corp.		500	22,930
	Hewitt Associates, Inc. (Class A)*		500	12,875
	Hewlett-Packard Co.		10,300	424,257
	Hittite Microwave Co.*		100	3,232
	Hutchinson Technology, Inc.*		100	2,357
	Hypercom Corp.*		200	1,270
	Hyperion Solutions Corp.*		250	8,985
	Imation Corp.		100	4,643
	Informatica Corp.*		300	3,663
	Infospace, Inc.*		100	2,051
	infoUSA, Inc.		100	1,191
	Ingram Micro, Inc.*		500	10,205
	Insight Enterprises, Inc.*		200	3,774
	Integrated Device Technology, Inc.*		660	10,217
	Intel Corp.		21,300	431,325
	Interdigital Communications Corp.*		200	6,710
	Intermec, Inc.*		200	4,854
	Internap Network Services Co.*		200	3,974
	International Business Machines Corp.		5,700	553,755
	International Rectifier Corp.*		300	11,559
	Internet Capital Group, Inc.*		100	1,026
	Intersil Corp. (Class A)		500	11,960
	Inter-Tel, Inc.		100	2,216
	InterVoice, Inc.*		100	766
	Interwoven, Inc.*		200	2,934
	Intevac, Inc.*		100	2,595
	Intuit, Inc.*		1,300	39,663
	Ipass, Inc.*		200	1,176
	Iron Mountain, Inc.*		400	16,536
	Itron, Inc.*		100	5,184
	Ixia*		100	960
	j2 Global Communications, Inc.*		200	5,450
	Jabil Circuit, Inc.		700	17,185
	Jack Henry & Associates, Inc.		300	6,420
	JDA Software Group, Inc.*		100	1,377
	JDS Uniphase Co.*		712	11,862
	Juniper Networks, Inc.*		2,100	39,774
	Jupitermedia Corp.*		100	792
	Kanbay International, Inc.*		100	2,877
	Keane, Inc.*		200	2,382
	Kemet Corp.*		300	2,190
	Kla-Tencor Corp.		700	34,825
	Knot, Inc./The*		100	2,624
	Komag, Inc.*		100	3,788
	Kopin Corp.*		200	714
	Kronos, Inc./MA*		100	3,674
	Kulicke & Soffa Industries, Inc.*		200	1,680
	L-1 Identity Solutions, Inc.*		141	2,133
	Lam Research Corp.*		500	25,310
	Lattice Semiconductor Corp.*		400	2,592
	Lawson Software, Inc.*		400	2,956
	Lexmark International, Inc.*		400	29,280
	Linear Technology Corp.		1,100	33,352
	Lionbridge Technologies*		200	1,288
	Littelfuse, Inc.*		100	3,188
	LoJack Corp.*		100	1,708
	LSI Logic Corp.*		1,300	11,700
	LTX Corp.*		200	1,120
	Macrovision Corp.*		200	5,652
	Magma Design Automation, Inc.*		100	893
	Manhattan Associates, Inc.*		100	3,008
	Mantech International Corp. (Class A)*		100	3,683
	Marchex, Inc. (Class B)*		100	1,338
	Mastec, Inc.*		100	1,154
	Mastercard, Inc. (Class A)*		200	19,698
	Mattson Technology, Inc.*		200	1,864
	Maxim Integrated Products, Inc.		1,200	36,744
	MAXIMUS, Inc.		100	3,078
	McAfee, Inc.*		600	17,028
	McData Corp. (Class A)*		400	2,220
	MEMC Electronic Materials, Inc.*		500	19,570
	Mentor Graphics Corp.*		300	5,409
	Mercury Computer Systems, Inc.*		100	1,336
	Methode Electronics, Inc.		100	1,083
	Mettler Toledo International, Inc.*		200	15,770
	Micrel, Inc.*		200	2,156
	Microchip Technology, Inc.		800	26,160
	Micron Technology, Inc.*		2,677	37,371
	Micros Systems, Inc.*		200	10,540
	Microsemi Corp.*		200	3,930
	Microsoft Corp.		42,950	1,282,487
	MicroStrategy, Inc.*		48	5,472
	Microtune, Inc.*		200	940
	Midway Games, Inc.*		100	698
	MKS Instruments, Inc.*		100	2,258
	Mobility Electronics, Inc.*		100	335
	Molex, Inc.		500	15,815
	MoneyGram International, Inc.		300	9,408
	Motorola, Inc.		9,000	185,040
	MPS Group, Inc.*		300	4,254
	MTS Systems Corp.		100	3,862
	National Instruments Corp.		200	5,448
	National Semiconductor Corp.		1,200	27,240
	NAVTEQ Corp.*		300	10,491
	NCR Corp.*		700	29,932
	Neoware, Inc.*		100	1,321
	Net 1 UEPS Technologies, Inc.*		200	5,912
	Netgear, Inc.*		100	2,625
	Netlogic Microsystems, Inc.*		100	2,169
	Network Appliance, Inc.*		1,400	54,992
	Newport Corp.*		100	2,095
	Novatel Wireless, Inc.*		100	967
	Novell, Inc.*		1,200	7,440
	Novellus Systems, Inc.*		500	17,210
	Nuance Communications, Inc.*		300	3,438
	Nvidia Corp.*		1,300	48,113
	Omnivision Technologies, Inc.*		200	2,730
	ON Semiconductor Corp.*		500	3,785
	Open Solutions, Inc.*		100	3,764
	Openwave Systems, Inc.*		300	2,769
	Opsware, Inc.*		300	2,646
	Oracle Corp.*		22,840	391,478
	Packeteer, Inc.*		100	1,360
	Palm, Inc.*		300	4,227
	Parametric Technology Corp.*		360	6,487
	Park Electrochemical Corp.		100	2,565
	Paxar Corp.*		100	2,306
	Paychex, Inc.		1,200	47,448
	PDF Solutions, Inc.*		100	1,445
	Perot Systems Corp. (Class A)*		300	4,917
	Photon Dynamics, Inc.*		100	1,169
	Photronics, Inc.*		100	1,634
	Plantronics, Inc.		200	4,240
	Plexus Corp.*		200	4,776
	PMC - Sierra, Inc.*		600	4,026
	Polycom, Inc.*		300	9,273
	Portalplayer, Inc.*		100	1,345
	Powerwave Technologies, Inc.*		300	1,935
	Presstek, Inc.*		100	636
	Progress Software Corp.*		100	2,793
	QLogic Corp.*		600	13,152
	Qualcomm, Inc.		6,200	234,298
	Quality Systems, Inc.		100	3,727
	Quantum Corp.*		600	1,392
	Quest Software, Inc.*		200	2,930
	Rackable Systems, Inc.*		100	3,097
	Radisys Corp.*		100	1,667
	Rambus, Inc.*		300	5,679
	RealNetworks, Inc.*		400	4,376
	Red Hat, Inc.*		600	13,800
	Redback Networks, Inc.*		200	4,988
	RF Micro Devices, Inc.*		600	4,074
	Rofin-Sinar Technologies, Inc.*		100	6,046
	Rogers Corp.*		100	5,915
	S1 Corp.*		225	1,240
	Sabre Holdings Corp. (Class A)		500	15,945
	SafeNet, Inc.*		100	2,394
	Salesforce.com, Inc.*		300	10,935
	SanDisk Corp.*		800	34,424
	Sanmina-SCI Corp.*		1,700	5,865
	Sapient Corp.*		300	1,647
	SAVVIS, Inc.*		200	7,142
	Scansource, Inc.*		200	6,080
	Secure Computing Corp.*		100	656
	Semtech Corp.*		200	2,614
	Sigma Designs, Inc.*		100	2,545
	Silicon Image, Inc.*		300	3,816
	Silicon Laboratories, Inc.*		200	6,930
	Silicon Storage Technology, Inc.*		300	1,353
	Sirf Technology Holdings, Inc.*		200	5,104
	Skyworks Solutions, Inc.*		500	3,540
	Sohu.com, Inc.*		100	2,400
	Solectron Corp.*		3,200	10,304
	Sonic Solutions, Inc.*		100	1,630
	SonicWALL, Inc.*		200	1,684
	Sonus Networks, Inc.*		800	5,272
	Spansion, Inc. (Class A)*		200	2,972
	SPSS, Inc.*		100	3,007
	SRA International, Inc. (Class A)*		100	2,674
	Standard Microsystems Corp.*		100	2,798
	Sun Microsystems, Inc.*		12,900	69,918
	Supertex, Inc.*		100	3,925
	Sybase, Inc.*		300	7,410
	Sycamore Networks, Inc.*		600	2,256
	SYKES Enterprises, Inc.*		100	1,764
	Symantec Corp.*		3,700	77,145
	Symbol Technologies, Inc.		1,000	14,940
	Symmetricom, Inc.*		200	1,784
	Synaptics, Inc.*		100	2,969
	Synopsys, Inc.*		500	13,365
	Take-Two Interactive Software, Inc.*		200	3,552
	Talx Corp.		150	4,118
	Tech Data Corp.*		200	7,574
	Technitrol, Inc.		100	2,389
	Tekelec*		200	2,966
	Tektronix, Inc.		300	8,751
	Tellabs, Inc.*		1,500	15,390
	Teradyne, Inc.*		800	11,968
	Tessera Technologies, Inc.*		200	8,068
	Texas Instruments, Inc.		5,700	164,160
	THQ, Inc.*		250	8,130
	TIBCO Software, Inc.*		700	6,608
	TNS, Inc.*		100	1,925
	Total System Services, Inc.		100	2,639
	Transaction Systems Architects, Inc.*		100	3,257
	Trident Microsystems, Inc.*		200	3,636
	Trimble Navigation Ltd.*		200	10,146
	Triquint Semiconductor, Inc.*		500	2,250
	TTM Technologies, Inc.*		200	2,266
	Tyler Technologies, Inc.*		100	1,406
	Ultimate Software Group, Inc.*		100	2,326
	Ultratech, Inc.*		100	1,248
	Unisys Corp.*		1,100	8,624
	United Online, Inc.		200	2,656
	Universal Display Corp.*		100	1,501
	Utstarcom, Inc.*		300	2,625
	Valueclick, Inc.*		300	7,089
	Varian Semiconductor Equipment Associates, Inc.*		250	11,380
	Veeco Instruments, Inc.*		100	1,873
	VeriFone Holdings, Inc.*		200	7,080
	VeriSign, Inc.*		900	21,645
	Viasat, Inc.*		100	2,981
	Vignette Corp.*		100	1,707
	Vishay Intertechnology, Inc.*		800	10,832
	WebEx Communications, Inc.*		200	6,978
	webMethods, Inc.*		200	1,472
	Websense, Inc.*		200	4,566
	Western Digital Corp.*		900	18,414
	Western Union Co./The		2,800	62,776
	Wind River Systems, Inc.*		200	2,050
	Witness Systems, Inc.*		100	1,753
	Wright Express Corp.*		100	3,117
	Xerox Corp.*		3,600	61,020
	Xilinx, Inc.		1,200	28,572
	Yahoo!, Inc.*		5,100	130,254
	Zebra Technologies Corp.*		300	10,437
	Zoran Corp.*		200	2,916
				9,888,893
Materials (1.0%)
	Air Products & Chemicals, Inc.		800	56,224
	Airgas, Inc.		300	12,156
	AK Steel Holding Corp.*		400	6,760
	Albemarle Corp.		200	14,360
	Alcoa, Inc.		3,200	96,032
	Allegheny Technologies, Inc.		400	36,272
	AMCOL International Corp.		100	2,774
	Aptargroup, Inc.		100	5,904
	Arch Chemicals, Inc.		100	3,331
	Ashland, Inc.		200	13,836
	Ball Corp.		400	17,440
	Bemis Co.		400	13,592
	Bowater, Inc.		200	4,500
	Brush Engineered Materials, Inc.*		100	3,377
	Cabot Corp.		200	8,714
	Caraustar Industries, Inc.*		100	809
	Carpenter Technology Corp.		100	10,252
	Celanese Corp. (Class A)		200	5,176
	Century Aluminum Co.*		100	4,465
	CF Industries Holdings, Inc.		200	5,128
	Chaparral Steel Co.*		200	8,854
	Chemtura Corp.		800	7,704
	Chesapeake Corp.		100	1,702
	Cleveland-Cliffs, Inc.		200	9,688
	Coeur d'Alene Mines Corp.*		800	3,960
	Commercial Metals Co.		400	10,320
	Compass Minerals International, Inc.		100	3,156
	Crown Holdings, Inc.*		700	14,644
	Cytec Industries, Inc.		200	11,302
	Deltic Timber Co.		100	5,578
	Dow Chemical Co.		3,500	139,790
	Eagle Materials, Inc.		200	8,646
	Eastman Chemical Co.		300	17,793
	Ecolab, Inc.		700	31,640
	EI Du Pont de Nemours & Co.		3,400	165,614
	Ferro Corp.		100	2,069
	Florida Rock Industries, Inc.		200	8,610
	FMC Corp.		200	15,310
	Freeport-McMoRan Copper & Gold, Inc. (Class B)		700	39,011
	Georgia Gulf Corp.		100	1,931
	Gibraltar Industries, Inc.		100	2,351
	Glatfelter		200	3,100
	Greif, Inc. (Class A)		100	11,840
	HB Fuller Co		200	5,164
	Headwaters, Inc.*		100	2,396
	Hecla Mining Co.*		400	3,064
	Hercules, Inc.*		400	7,724
	Huntsman Corp.*		300	5,691
	Innospec, Inc.		100	4,655
	International Flavors & Fragrances, Inc.		300	14,748
	International Paper Co.		1,700	57,970
	Louisiana-Pacific Corp.		400	8,612
	Lubrizol Corp.		300	15,039
	Lyondell Chemical Co.		800	20,456
	MacDermid, Inc.		100	3,410
	Martin Marietta Materials, Inc.		200	20,782
	MeadWestvaco Corp.		700	21,042
	Metal Management, Inc.		100	3,785
	Minerals Technologies, Inc.		100	5,879
	Monsanto Co.		2,000	105,060
	Mosaic Co. *		600	12,816
	Myers Industries, Inc.		100	1,566
	Nalco Holding Co.*		300	6,138
	Neenah Paper, Inc.		100	3,532
	NewMarket Corp.		100	5,905
	Newmont Mining Corp.		1,500	67,725
	Nucor Corp.		1,200	65,592
	Olin Corp.		200	3,304
	OM Group, Inc.*		100	4,528
	Oregon Steel Mills, Inc.*		100	6,241
	Owens-Illinois, Inc.*		500	9,225
	Packaging Corp. of America		300	6,630
	Pactiv Corp.*		500	17,845
	Phelps Dodge Corp.		700	83,804
	PolyOne Corp.*		300	2,250
	PPG Industries, Inc.		600	38,526
	Praxair, Inc.		1,200	71,196
	Quanex Corp.		150	5,189
	Reliance Steel & Aluminum Co.		200	7,876
	Rock-Tenn Co. (Class A)		100	2,711
	Rockwood Holdings, Inc.*		100	2,526
	Rohm & Haas Co.		600	30,672
	Royal Gold, Inc.		100	3,598
	RPM International, Inc.		400	8,356
	RTI International Metals, Inc.*		100	7,702
	Ryerson, Inc.		100	2,509
	Schnitzer Steel Industries, Inc.		100	3,970
	Schulman A, Inc.		70	1,558
	Schweitzer-Mauduit International, Inc.		100	2,605
	Scotts Miracle-Gro Co. (Class A)		200	10,330
	Sealed Air Corp.		300	19,476
	Sensient Technologies Corp.		200	4,920
	Sigma-Aldrich Corp.		300	23,316
	Silgan Holdings, Inc.		100	4,392
	Smurfit-Stone Container Corp.*		800	8,448
	Sonoco Products Co.		400	15,224
	Southern Copper Co.		70	3,772
	Spartech Corp.		100	2,622
	Steel Dynamics, Inc.		400	12,980
	Stillwater Mining Co*		100	1,249
	Symyx Technologies*		100	2,159
	Temple-Inland, Inc.		400	18,412
	Terra Industries, Inc.*		300	3,594
	Texas Industries, Inc.		100	6,423
	Titanium Metals Corp.*		300	8,853
	Tronox, Inc. (Class B)		80	1,263
	United States Steel Corp.		500	36,570
	Valspar Corp.		400	11,056
	Vulcan Materials Co.		400	35,948
	Wausau Paper Corp.		100	1,499
	Weyerhaeuser Co.		900	63,585
	Worthington Industries		200	3,544
	WR Grace & Co.*		200	3,960
				1,940,882
Telecommunication Services (1.0%)
	Alaska Communications Systems Group, Inc.		100	1,519
	Alltel Corp.		1,400	84,672
	American Tower Corp. (Class A)*		1,500	55,920
	AT&T, Inc.		14,226	508,580
	BellSouth Corp.		6,600	310,926
	Broadwing Corp.*		200	3,124
	Cbeyond, Inc.*		100	3,059
	Centennial Communications Corp.		100	719
	CenturyTel, Inc.		400	17,464
	Cincinnati Bell, Inc.*		800	3,656
	Citizens Communications Co.		1,100	15,807
	Commonwealth Telephone Enterprises, Inc.		100	4,186
	Covad Communications Group, Inc.*		1,000	1,380
	Crown Castle International Corp.*		800	25,840
	CT Communications, Inc.		100	2,292
	Dobson Communications Corp.*		400	3,484
	Embarq Corp.*		580	30,485
	Fairpoint Communications, Inc.		100	1,895
	FiberTower Corp.*		200	1,176
	General Communication, Inc. (Class A)*		200	3,146
	Golden Telecom, Inc.		100	4,684
	IDT Corp. (Class B)*		200	2,616
	Iowa Telecommunications Services, Inc.		100	1,971
	iPCS, Inc.*		100	5,536
	Leap Wireless International, Inc.*		200	11,894
	Level 3 Communications, Inc.*		4,500	25,200
	NeuStar, Inc. (Class A)*		200	6,488
	NII Holdings, Inc.*		500	32,220
	North Pittsburgh Systems, Inc.		100	2,414
	Premiere Global Services, Inc.*		200	1,888
	Qwest Communications International, Inc.*		5,800	48,546
	SBA Communications Corp. (Class A)*		400	11,000
	Sprint Nextel Corp.		10,700	202,123
	SureWest Communications		100	2,754
	Syniverse Holdings, Inc.*		100	1,499
	Telephone & Data Systems, Inc.		400	21,732
	Time Warner Telecom, Inc. (Class A)*		600	11,958
	US Cellular Corp.*		100	6,959
	USA Mobility, Inc.		100	2,237
	Verizon Communications, Inc.		10,716	399,064
	Windstream Corp.		1,547	21,998
	Wireless Facilities, Inc.*		200	570
				1,904,681
Utilities (1.5%)
	AES Corp. *		2,500	55,100
	AGL Resources, Inc.		300	11,673
	Allegheny Energy, Inc.*		600	27,546
	Allete, Inc.		100	4,654
	Alliant Energy Corp.		400	15,108
	Ameren Corp.		800	42,984
	American Electric Power Co., Inc.		1,500	63,870
	American States Water Co.		100	3,862
	Aqua America, Inc.		400	9,112
	Aquila, Inc.*		1,500	7,050
	Atmos Energy Corp.		300	9,573
	Avista Corp.		200	5,062
	Black Hills Corp.		100	3,694
	California Water Service Group		100	4,040
	Centerpoint Energy, Inc.		1,200	19,896
	CH Energy Group, Inc.		100	5,280
	Cleco Corp.		200	5,046
	CMS Energy Corp.*		700	11,690
	Consolidated Edison, Inc.		900	43,263
	Constellation Energy Group, Inc.		700	48,209
	Dominion Resources, Inc./VA		1,300	108,992
	DPL, Inc.		400	11,112
	DTE Energy Co.		700	33,887
	Duke Energy Corp.		4,492	149,179
	Duquesne Light Holdings, Inc.		300	5,955
	Dynegy, Inc. (Class A)*		1,300	9,412
	Edison International		1,200	54,576
	El Paso Electric Co.*		200	4,874
	Empire District Electric Co.		100	2,469
	Energen Corp.		300	14,082
	Energy East Corp.		500	12,400
	Entergy Corp.		800	73,856
	Equitable Resources, Inc.		400	16,700
	Exelon Corp.		2,500	154,725
	FirstEnergy Corp.		1,200	72,360
	FPL Group, Inc.		1,500	81,630
	Great Plains Energy, Inc.		300	9,540
	Hawaiian Electric Industries, Inc.		300	8,145
	IdaCorp., Inc.		200	7,730
	ITC Holdings Corp.		100	3,990
	KeySpan Corp.		600	24,708
	Laclede Group, Inc.		100	3,503
	MDU Resources Group, Inc.		600	15,384
	MGE Energy, Inc.		100	3,658
	Mirant Corp.*		943	29,771
	National Fuel Gas Co.		300	11,562
	New Jersey Resources Corp.		100	4,858
	Nicor, Inc.		200	9,360
	NiSource, Inc.		1,000	24,100
	Northeast Utilities		600	16,896
	Northwest Natural Gas Co.		100	4,244
	NorthWestern Corp.		100	3,538
	NRG Energy, Inc.*		539	30,189
	NSTAR		400	13,744
	OGE Energy Corp.		300	12,000
	Oneok, Inc.		400	17,248
	Otter Tail Corp.		100	3,116
	Peoples Energy Corp.		200	8,914
	Pepco Holdings, Inc.		700	18,207
	PG&E Corp.		1,300	61,645
	Piedmont Natural Gas Co.		300	8,025
	Pinnacle West Capital Corp.		400	20,276
	PNM Resources, Inc.		300	9,330
	Portland General Electric Co.		100	2,725
	PPL Corp.		1,400	50,176
	Progress Energy, Inc.		900	44,172
	Public Service Enterprise Group, Inc.		900	59,742
	Puget Energy, Inc.		400	10,144
	Questar Corp.		300	24,915
	Reliant Energy, Inc.*		1,000	14,210
	SCANA Corp.		400	16,248
	Sempra Energy		5,450	305,409
	Sierra Pacific Resources*		700	11,781
	SJW Corp.		100	3,876
	South Jersey Industries, Inc.		100	3,341
	Southern Co.		2,700	99,522
	Southern Union Co.		400	11,180
	Southwest Gas Corp.		100	3,837
	TECO Energy, Inc.		700	12,061
	TXU Corp.		1,700	92,157
	UGI Corp.		400	10,912
	UIL Holdings Corp.		166	7,004
	Unisource Energy Corp.		100	3,653
	Vectren Corp.		300	8,484
	Westar Energy, Inc.		300	7,788
	WGL Holdings, Inc.		200	6,516
	Wisconsin Energy Corp.		4,175	198,146
	WPS Resources Corp.		200	10,806
	Xcel Energy, Inc.		1,500	34,590
				2,639,997

Total Common Stocks (Active & Passive Domestic Equities)
(Cost--$57,316,899)				66,604,092

Investment Companies (Active International & Passive Domestic Equities) (8.4%)
	Ares Capital Co.		112	2,140
	Longleaf Partners International Fund		405,061	7,659,697
	Oakmark International Fund		309,052	7,865,384
Total Investment Companies (Active International & Passive Domestic Equities)
(Cost--$14,042,120)				15,527,221

Partnerships (Active Domestic & International Equities) (14.1%) **
Partnership (Active Domestic Equity)
	ValueAct Capital Partners II, L.P.			9,393,000
Partnership (Active International Equity)
	Liberty Square Strategic Partners IV (Asia), L.P.			5,238,000
	Walter Scott International Fund LLC			11,642,000
Total Partnerships (Active Domestic & International Equities)
	(Cost--$21,400,000)			26,273,000
TOTAL EQUITY INVESTMENTS
	(Cost--$92,759,019)			108,404,313

	ALTERNATIVE ASSETS (24.6%) **
	Hedge Funds
	Canyon Value Realization Fund, L.P.			10,321,000
	FFIP, L.P.			9,221,000
	Lansdowne European Strategic Equity Fund, L.P.			4,167,000
	Perry Partners, L.P.			9,734,000
	Royal Capital Value Fund, L.P.			4,011,000
	Taconic Opportunity Fund, L.P.			4,099,000
	Tiedemann Global Emerging Markets QP, L.P.			4,162,001
	TOTAL ALTERNATIVE ASSETS
	(Cost--$40,500,000)			45,715,001

			Principal Amount
	FIXED INCOME INVESTMENTS (11.7%)
	Asset Backed Securities (1.1%)
	American Express Credit Account Master Trust, Series 06-A, Class A, 5.34%, due 08/15/11 (c)(f)		300,000	300,083
	Capital Auto Receivables Asset Trust, Series 06-1, Class A2B, 5.38%, due 09/15/08 (f)		58,503	58,507
	Capital One Auto Finance Trust, Series 06-A, Class A4, 5.36%, due 12/15/12 (f)		290,000	290,169
	Countrywide Home Equity Loan Trust, Series 06-1, Class 2A, 5.49%, due 01/15/37 (f)		250,000	250,000
	Discover Card Master Trust I, Series 06-2, Class A1, 5.35%, due 07/15/09 (f)		350,000	350,047
	EMC Mortgage Loan Trust, Series 05-B, Class A1, 5.82%, due 05/25/40 (c)(f)		122,670	122,705
	GE Dealer Floorplan Master Note Trust, Series 04- 2, Class A, 5.43%, due 07/20/09 (f)		200,000	200,118
	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A4, 4.40%, due 03/15/15		100,000	96,484
	Residential Asset Securities Co., Series 05-KS1, Class A2, 5.54%, due 05/25/34 (f)		176,505	176,669
	SLM Student Loan Trust, Series 04-B, Class A1, 5.41%, due 06/15/18 (f)		179,904	180,040
				2,024,822
	Collateralized Mortgage Obligations (2.6%)
	Arran Residential Mortgages Funding PLC, Series 06-1A, Class A1B, 5.37%, due 04/12/36 (c)(f)		185,410	185,382
	Banc of America Commercial Mortgage, Inc., Series 05-3, Class A2, 4.501%, due 07/10/43 (f)		210,000	205,109
	Banc of America Commercial Mortgage, Inc., Series 06-2, Class A4, 5.740%, due 05/10/45 (f)		190,000	196,469
	Banc of America Large Loan, Series 4505-ESHA, Class A1, 5.52%, due 07/14/20 (c)(f)		150,000	150,086
	Bear Stearns Commercial Mortgage Securities, Series 06-PW13, Class A4, 5.54%, due 09/11/41		180,000	182,601
	Bear Stearns Commercial Mortgage Securities, Series 6-4 1A1, Class 1A1, 5.983% due 10/25/36 (f)		150,064	150,813
	Countrywide Home Loan Mortgage Pass Through Trust, Series 04-12, Class 16A1, 6.756%, due 08/25/34		130,167	131,358
	Credit Suisse Mortgage Capital Certificates, Series 06-C4, Class A3, 5.467%, due 09/15/39		170,000	171,308
	Crown Castle Towers LLC, Series 6-1A, Class AFX, 5.245%, due 11/15/36 (c)		110,000	110,858
	Global Signal Trust, Series 06-1, Class A2, 5.45%, due 02/15/36 (c)		100,000	100,455
	GS Mortgage Securities Co. II, Series 05-GG4, Class A2, 4.475%, due 07/10/39		150,000	146,620
	GS Mortgage Securities Co. II, Series 05-GG4, Class A4a, 4.751%, due 07/10/39		240,000	231,188
	GS Mortgage Securities Co. II, Series 06-GG6, Class A2, 5.506%, due 04/10/38 (f)		184,000	185,747
	JP Morgan Chase Commercial Mortgage Securities Co., Series 06-LDP, Class A4, 5.875%, due 04/15/45 (f)		240,000	250,733
	LB-UBS Commercial Mortgage Trust, Series 05- C2, Class A2, 4.821%, due 04/15/30		250,000	246,797
	Merrill Lynch Mortgage Trust, Series 05-CKI1, Class A6, 5.244%, due 11/12/37 (f)		230,000	229,628
	Morgan Stanley Capital I, Series 05-XLF, Class A2, 5.51%, due 08/15/19 (c)(f)		100,000	100,041
	Morgan Stanley Capital I, Series 06-IQ11, Class A4, 5.775%, due 10/15/42 (f)		210,000	216,723
	Morgan Stanley, Series 04-11AR, Class 2A, 5.156%, due 01/25/35 (f)		139,379	139,326
	Puma Finance, Ltd., Series S1, Class A, 5.575%, due 08/09/35 (c)(f)		243,319	243,604
	RMAC Securities No 1, PLC, Series 06-NS4A, Class A1B, 5.426%, 06/12/25 (c)(f)		330,000	330,000
	Structured Asset Mortgage Investments, Inc., Series 006-AR6 , Class 2A2, 5.58%, due 07/25/36 (f)		165,771	166,182
	Structured Asset Mortgage Investments, Inc., Series 05-AR2, Class 3A1, 7.204%, due 06/25/35 (f)		118,494	121,480
	Wachovia Bank Commercial Mortgage Trust, Series 05-C16, Class A2, 4.38%, due 10/15/41		160,000	156,204
	Washington Mutual, Inc., Series WAMU-06-AR10, Class 1A2, 5.97% due 09/25/36 (f)		164,069	164,202
	Washington Mutual, Inc., Series WAMU-06-AR12, Class 1A1, 6.091% due 10/25/36 (f)		192,855	193,035
	Washington Mutual, Inc., Series WAMU06-AR19, Class 1A, 5.567% due 01/25/47(f)		190,000	190,000
				4,895,949
	Corporate Bonds (0.4%)
	Consumer Discretionary (0.1%)
	British Sky Broadcasting Group PLC, 8.20%, due 07/15/09		33,000	35,138
	DaimlerChrysler NA Holding Co., 4.875%, due 06/15/10		20,000	19,496
	DaimlerChrysler NA Holding Co., 5.75%, due 09/08/11		20,000	19,950
	Time Warner, Inc., 6.50%, due 11/15/36		26,000	25,878
				100,462
	Financials (0.2%)
	Bank of America Co., 3.875%, due 01/15/08		40,000	39,397
	Bank of America Co., 4.25%, due 10/01/10		16,000	15,494
	Bear Stearns Cos, Inc., 5.50%, due 08/15/11		29,000	29,286
	CIT Group Funding Co. of Canada, 4.650%, due 07/01/10		60,000	58,714
	Citigroup, Inc., 4.625%, due 08/03/10		20,000	19,642
	Citigroup, Inc., 5.125%, due 02/14/11		36,000	35,898
	International Lease Finance Co., 5.125%, due 11/01/10		26,000	25,797
	JPMorgan Chase & Co., 3.625%, due 05/01/08		30,000	29,306
	JPMorgan Chase & Co., 5.60%, due 06/01/11		19,000	19,240
	Morgan Stanley, 3.625%, due 04/01/08		50,000	48,988
	SLM Co., 5.45%, due 04/25/11		15,000	15,058
				336,820
	Health Care (0.0%)
	Wyeth, 4.375%, due 03/01/08		22,000	21,769

	Industrials (0.0%)
	Kowloon Canton Railway Co., 8.0%, due 03/15/10		20,000	21,612

	Information Technology (0.0%)
	Oracle Co. and Ozark Holding, Inc., 5.0%, due 01/15/11		20,000	19,799

	Telecommunication Services (0.1%)
	Cisco Systems, Inc., 5.25%, due 02/22/11		23,000	23,058
	Nextel Communications, Inc., 6.875%, due 10/31/13		18,000	18,186
	Telecom Italia Capital SA, 4.875%, due 10/01/10		40,000	38,960
				80,204
	Utilities (0.0%)
	Dominion Resources, Inc./VA, Series 06-2, Class A4, 8.125%, due 06/15/10		30,000	32,533
	KeySpan Co., Series 06-2, Class A4, 7.625%, due 11/15/10		20,000	21,491
				54,024

	U.S. Government Securities (7.6%)
	Federal Home Loan Mortgage Corp. (0.1%)
	6.25%, due 07/15/32		220,000	253,187

	Federal National Mortgage Assn. (3.2%)
	5.00%, due 09/01/33		558,812	540,555
	5.00%, due 02/25/36 TBA (d)		390,000	376,472
	5.50%, due 04/01/34		420,733	416,453
	5.50%, due 05/01/34		117,023	115,830
	5.50%, due 02/25/36 TBA (d)		2,010,000	1,985,502
	5.90%, due 12/01/36 (f)		380,000	382,936
	6.00%, due 02/25/37 TBA (d)		2,020,000	2,032,625
				5,850,373
	Government National Mortgage Assn. (0.3%)
	5.50%, due 02/15/36 TBA (d)		680,000	674,900

	U.S. Treasury Bonds (1.2%)
	4.50%, due 02/15/36		830,000	789,279
	4.78%, due 02/15/36 (a)		760,000	192,030
	6.00%, due 02/15/26		210,000	238,170
	6.125%, due 11/15/27 (e)		680,000	788,959
	6.25%, due 08/15/23		310,000	356,815
				2,365,253
	U.S. Treasury Notes (2.8%)
	3.125%, due 10/15/08 (e)		2,130,000	2,068,513
	3.875%, due 09/15/10 (e)		1,270,000	1,234,529
	4.00%, due 02/15/15 (e)		924,000	880,218
	4.875%, due 08/15/16		971,000	982,606
				5,165,866
	TOTAL FIXED INCOME INVESTMENTS
	(Cost--$21,916,778)			21,865,040
			Number of Rights
	RIGHTS
	Real Estate (0.0%)
	Affordable Residential Communities*
	(Cost--$0)		100	88

			Number of Warrants
	WARRANTS
	Consumer Staples (0.0%)
	Revlon, Inc.*
	(Cost--$0)		552	29

			Principal Amount
SHORT-TERM INVESTMENTS (7.9%)
	Commercial Paper (0.3%)
	J. P. Morgan Chase & Co., 4.806%, due 01/02/07		535,721	535,721

	Discount Notes (6.1%)
	Federal Agricultural Mortgage Co.
	5.20%, due 01/09/07 (a)		550,000	549,286
	5.04%, due 03/19/07 (a)		1,700,000	1,681,866
				2,231,152
	Federal Farm Credit Bank
	5.17%, due 01/10/07 (a)		290,000	289,584
	5.15%, due 01/11/07 (a)		2,000,000	1,996,859
				2,286,443
	Federal Home Loan Bank
	5.12%, due 01/08/07 (a)		195,000	194,778
	5.16%, due 01/10/07 (a)		2,100,000	2,096,996
				2,291,774
	Federal Home Loan Mortgage Corp.
	5.17%, due 01/16/07 (a)		2,200,000	2,194,955

	Federal National Mortgage Assn.
	5.16%, due 01/08/07 (a)		2,295,000	2,292,373

	U.S. Treasury Securities (1.5%)
	U.S. Treasury Bills
	4.67%, due 03/08/07 (b)		801,000	794,094
	4.89%, due 06/14/07 (e)		1,900,000	1,858,318
				2,652,412
	TOTAL SHORT-TERM INVESTMENTS
	(Cost--$14,484,901)			14,484,830
	TOTAL INVESTMENTS (102.6%)
	(Cost--$169,660,698) (g)			190,469,301
	Liabilities less other assets -- (2.6%)			(4,783,870)
	NET ASSETS (100.0%)			$ 185,685,431

	* Non-income producing security.
	** Securities were valued at fair value -- At December 31, 2006, the Fund held $71,988,001 of fair valued
	securities, representing 38.8% of net assets.
	(a) Zero coupon security -- rate disclosed is yield as of December 31, 2006.
	(b) All or a portion of the security was pledged to cover margin requirements for futures contracts.
	(c) Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
	(d) Dollar roll transaction.
	(e) All or a portion of the security has been segregated to meet the Fund's obligation for delayed delivery securities.
	(f) Variable or floating rate security. Rate disclosed is as of December 31, 2006.
	(g) Estimated tax basis approximates book cost.
	ADR -- American Depositary Receipt.
	REIT -- Real Estate Investment Trust.
	TBA -- To be announced. Security is subject to delayed delivery.

At December 31, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:

		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
	$ 169,660,698	$ 22,206,658	$(1,398,055)	$ 20,808,603

Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at period end:

	Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Long:
E-mini Russell 2000 Index	1	$ 79,490	Mar -07	$ (430)
E-mini S & P 500 Index	7	499,975	Mar -07	566
E-mini S & P Midcap 400 Index	1	81,130	Mar -07	(1,255)
			$ (1,119)

Kiewit Investment Fund LLLP

Notes to Schedule of Investments

December 31, 2006 (Unaudited)

Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Fund securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund will be valued at market value, if market quotations are readily available, or will be valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the ‘‘Board’’). The Board has approved procedures pursuant to which the Fund may value its investments in public mutual fund and private investment funds managed by third parties (‘‘Portfolio Funds”) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund believes it reasonably could expect to receive in a current sale to a third party or from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s investment adviser, Offit Hall Capital Management LLC (‘‘Offit Hall’’ or ‘‘the Adviser’’), to consider all relevant information available at the time the Fund values its Portfolio Funds, including the most recent final or estimated value reported by the Portfolio Funds, as well any other relevant information available at the time the Fund values its portfolio. The Adviser will consider such information, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

Futures

Financial futures contracts (secured by cash and securities deposited with brokers as ‘‘initial margin’’) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ‘‘variation margin’’) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Item 2.  Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:

/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

 /s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

February 22, 2007

By:

/s/ Denise A. Meredith

Denise A. Meredith

Treasurer and Chief Financial Officer

February 22, 2007